    As filed with the Securities and Exchange Commission on April 10, 2002.
                                                             File No. 333-88261
                                                                      811-07271

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                  THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.    Exact name of trust:  Separate Account VL II

B.    Name of depositor: Hartford Life Insurance Company

C.    Complete address of depositor's principal executive offices:

      P.O. Box 2999
      Hartford, CT  06104-2999

D.    Name and complete address of agent for service:

      Marianne O'Doherty
      Hartford Life Insurance Company
      P.O. Box 2999
      Hartford, CT  06104-2999

      It is proposed that this filing will become effective:

      _____ immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__ on May 1, 2002 pursuant to paragraph (b) of Rule 485
      _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____ on _______, 2002 pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.    Amount of filing fee:  Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

  STAG VARIABLE LIFE LAST SURVIVOR II
  SEPARATE ACCOUNT VL II
  HARTFORD LIFE INSURANCE COMPANY
  P.O. BOX 2999
  HARTFORD, CONNECTICUT 06104-2999
  TELEPHONE: (800) 231-5453                                          [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                   SUB-ACCOUNT                                        PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account   Class 2 shares of the Global Growth Fund of American Funds
                                                  Insurance Series
  American Funds Global Small Capitalization      Class 2 shares of the Global Small Capitalization Fund of
  Fund Sub-Account                                American Funds Insurance Series
  American Funds Growth Fund Sub-Account          Class 2 shares of the Growth Fund of American Funds
                                                  Insurance Series
  American Funds Growth-Income Fund Sub-Account   Class 2 shares of the Growth-Income Fund of American Funds
                                                  Insurance Series
  Hartford Advisers Fund Sub-Account              Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                  Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account  Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Global Advisers Fund Sub-Account       Class IA of Hartford Global Advisers HLS Fund, Inc.
  Hartford Global Leaders Fund Sub-Account        Class IA shares of Hartford Global Leaders HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account     Class IA shares of Hartford Global Technology HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account     Class IA of Hartford Growth and Income HLS Fund of Hartford
                                                  Series Fund, Inc.
  Hartford Index Fund Sub-Account                 Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-  Class IA of Hartford International Opportunities HLS
  Account                                         Fund, Inc.
  Hartford MidCap Fund Sub-Account                Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account          Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account         Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                 Class IA of Hartford Stock HLS Fund, Inc.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT Asia Pacific Growth Fund Sub-Account          Class IA of Putnam VT Asia Pacific Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account           Class IA of Putnam VT Diversified Income Fund of
                                                          Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston Fund         Class IA of Putnam VT The George Putnam Fund of
  Sub-Account                                             Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
                                                          of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                Class IA of Putnam VT Global Growth Fund of Putnam
                                                          Variable Trust
  Putnam VT Growth and Income Fund Sub-Account            Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account              Class IA of Putnam VT Health Sciences Fund of Putnam
                                                          Variable Trust
  Putnam VT High Yield Fund Sub-Account                   Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Fund Sub-Account                       Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Growth Fund Sub-Account         Class IA of Putnam VT International Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth and
  Account                                                 Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account                                                 Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                    Class IA of Putnam VT Investors Fund of Putnam
                                                          Variable Trust
  Putnam VT Money Market Fund Sub-Account                 Class IA of Putnam VT Money Market Fund of Putnam
                                                          Variable Trust
  Putnam VT New Opportunities Fund Sub-Account            Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                    Class IA of Putnam VT New Value Fund of Putnam
                                                          Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
                                                          Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                        Class IA of Putnam VT Vista Fund of Putnam Variable
                                                          Trust
  Putnam VT Voyager Fund Sub-Account                      Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP II Asset Manager-SM- Portfolio             Initial Class of Fidelity VIP II Asset Manager
  Sub-Account                                             Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account             Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 SUMMARY OF BENEFITS AND RISKS                                             4
 ----------------------------------------------------------------------------
   Benefits of Your Policy                                                 4
 ----------------------------------------------------------------------------
   What Does Your Premium Pay For?                                         4
 ----------------------------------------------------------------------------
   Risks of Your Policy                                                    4
 ----------------------------------------------------------------------------
 FEE TABLES                                                                6
 ----------------------------------------------------------------------------
 ABOUT US                                                                  9
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                         9
 ----------------------------------------------------------------------------
   Separate Account VL II                                                  9
 ----------------------------------------------------------------------------
   The Funds                                                               9
 ----------------------------------------------------------------------------
 CHARGES AND DEDUCTIONS                                                   12
 ----------------------------------------------------------------------------
 YOUR POLICY                                                              14
 ----------------------------------------------------------------------------
 PREMIUMS                                                                 16
 ----------------------------------------------------------------------------
 DEATH BENEFITS AND POLICY VALUES                                         18
 ----------------------------------------------------------------------------
 MAKING WITHDRAWALS FROM YOUR POLICY                                      19
 ----------------------------------------------------------------------------
 LOANS                                                                    19
 ----------------------------------------------------------------------------
 LAPSE AND REINSTATEMENT                                                  20
 ----------------------------------------------------------------------------
 TAXES                                                                    21
 ----------------------------------------------------------------------------
 LEGAL PROCEEDINGS                                                        24
 ----------------------------------------------------------------------------
 GLOSSARY OF SPECIAL TERMS                                                25
 ----------------------------------------------------------------------------
 WHERE YOU CAN FIND MORE INFORMATION                                      26
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;


 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
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ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE            WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
 ---------------------------------------------------------------------------------------------------------------------------------
 Sales Charge          When you pay premium.           8% Policy Years 1-3                                  All
                                                       4% Policy Years 4+
 ---------------------------------------------------------------------------------------------------------------------------------
 Premium Tax Charge    When you pay premium.           A percent of premium which varies                    All
                                                       by your state and municipality of
                                                       residence. The range of premium tax
                                                       charge is generally between 0% and
                                                       4%.
                                                       This rate will change if your state
                                                       or municipality changes its premium
                                                       tax charges. It may change if you
                                                       change your state or municipality
                                                       of residence.
 ---------------------------------------------------------------------------------------------------------------------------------
 Surrender Charges     When you surrender your         Surrender charge varies by policy    Policies surrendered during the first
                       policy.                         year and equals a percentage times   nine policy years.
                       When you make certain Face      the sum of two components: the       Policies where the Face Amount is
                       Amount decreases.               sales surrender charge and the       reduced below the initial Face Amount
                       When you take certain           underwriting surrender charge. The   during the first nine policy years.
                       withdrawals.                    sales surrender charge equals the
                                                       Death Benefit Guarantee Premium.
                                                       The maximum annual Death Benefit
                                                       Guarantee Premium ranges from a
                                                       minimum of $.394 per 1,000 to a
                                                       maximum of $12.463 per 1,000. The
                                                       underwriting surrender charge
                                                       equals $1 per $1000 of initial face
                                                       amount, but is at least $500 and no
                                                       more than $3000.
 ---------------------------------------------------------------------------------------------------------------------------------
                                                       The percentage by policy years is
                                                       as follows:
                                                       Policy Year              Percentage
                                                       1                      70%
                                                       2                      70%
                                                       3                      70%
                                                       4                      60%
                                                       5                      50%
                                                       6                      40%
                                                       7                      30%
                                                       8                      20%
                                                       9                      10%
                                                       10 and after           0%
 ---------------------------------------------------------------------------------------------------------------------------------
 Face Amount Increase  Each month for 12 months        1/12 of $1 per month per thousand    Policies where the owner has made an
 Fee                   beginning on the effective      of Face Amount increase.             unscheduled increase.
                       date of any unscheduled         Monthly fees charged will not be
                       increase in Face Amount you     less than 1/12 of $500 and will not
                       request.                        exceed 1/12 of $3,000.
 ---------------------------------------------------------------------------------------------------------------------------------
 Transfer Fees         When you make a transfer after  $25 per transfer.                    Those policies with more than one
                       the first transfer in any                                            transfer per month.
                       month.
 ---------------------------------------------------------------------------------------------------------------------------------
 Withdrawal Fee        When you take a withdrawal.     $10 per withdrawal.                  Those policies where the owner has
                                                                                            made a withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                                7
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The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE            WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED               POLICIES FROM WHICH CHARGE IS DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charges  Monthly.                 The charge is the maximum cost of                      All
                                                    insurance rate times the net amount at
                                                    risk. Maximum cost of insurance rates
                                                    are individualized, depending on the
                                                    insureds' issue ages, sexes, insurance
                                                    classes, substandard ratings, and age of
                                                    the policy. The maximum monthly cost of
                                                    insurance rate for unrated individuals
                                                    ranges from a minimum of $0.0002 per
                                                    1,000 per month to a maximum of $83.333
                                                    per 1,000 per month.
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense      Monthly.                 Per the Sub-Account accumulated value:                 All
Risk Charge                                         - 1/12 of 0.75% per month for policy
                                                      years 1-10.
                                                    - 1/12 of 0.50% per month for policy
                                                      years 11-20.
                                                    - 0.00% per month after the 20th policy
                                                      year.
                                                    Per $1000 of initial Face Amount during
                                                    the first 10 policy years:
                                                    - individualized based on issue ages and
                                                      Death Benefit Guarantee Amount.
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge      Monthly.                                  Year 1                                All
                                                                   ---------
                                                                     $24.16
                                                                    Years 2+
                                                                   ---------
                                                                     $7.50
------------------------------------------------------------------------------------------------------------------------------------
Rider Charges              Monthly.                 Individualized based on optional rider    Only those policies with benefits
                                                    selected.                                 provided by rider.

8                                                HARTFORD LIFE INSURANCE COMPANY
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2001. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         Annual Fund Operating Expenses



                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                                  0.66%             0.25%          0.04%       0.95%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                    0.80%             0.25%          0.03%       1.08%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                         0.37%             0.25%          0.01%       0.63%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                                  0.33%             0.25%          0.02%       0.60%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%              N/A           0.03%       0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%              N/A           0.03%       0.51%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%              N/A           0.05%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%              N/A           0.03%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.76%              N/A           0.10%       0.86%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%              N/A           0.07%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%              N/A           0.04%       0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%              N/A           0.04%       0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%              N/A           0.03%       0.43%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.70%              N/A           0.11%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.67%              N/A           0.03%       0.70%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%              N/A           0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%              N/A           0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.72%              N/A           0.04%       0.76%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%              N/A           0.03%       0.49%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%              N/A           0.33%       1.13%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%              N/A           0.11%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%              N/A           0.11%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.67%              N/A           0.17%       0.84%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.71%              N/A           0.11%       0.82%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%              N/A           0.05%       0.51%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%              N/A           0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.67%              N/A           0.09%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.60%              N/A           0.08%       0.68%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.76%              N/A           0.18%       0.94%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%              N/A           0.18%       0.98%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%              N/A           0.24%       1.24%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.60%              N/A           0.06%       0.66%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.40%              N/A           0.05%       0.45%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%              N/A           0.05%       0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%              N/A           0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%              N/A           0.15%       0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.66%              N/A           0.07%       0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.61%              N/A           0.06%       0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%              N/A           0.04%       0.57%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager-SM- Portfolio                        0.53%              N/A           0.11%       0.64%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                           0.48%              N/A           0.10%       0.58%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                                0.73%              N/A           0.19%       0.92%
------------------------------------------------------------------------------------------------------------------------



(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE INSURANCE COMPANY                                                9
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                HARTFORD RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

10                                               HARTFORD LIFE INSURANCE COMPANY
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HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 85% of its net assets in common stocks of Asian or Pacific Basin companies.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by

HARTFORD LIFE INSURANCE COMPANY                                               11
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investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.



PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



FIDELITY VIP II ASSET MANAGER-SM- PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.


In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.


FMR normally invests at least 30% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.


FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.


Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

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MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each

HARTFORD LIFE INSURANCE COMPANY                                               13
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Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.


During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20 the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.


During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ----------------------------
               1                70%
          ----------------------------
               2                70%
          ----------------------------
               3                70%
          ----------------------------
               4                60%
          ----------------------------
               5                50%
          ----------------------------
               6                40%
          ----------------------------
               7                30%
          ----------------------------
               8                20%
          ----------------------------
               9                10%
          ----------------------------
          10 and after           0%
          ----------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.


LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.



After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

HARTFORD LIFE INSURANCE COMPANY                                               15
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We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.


- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

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FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

HARTFORD LIFE INSURANCE COMPANY                                               17
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- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

18                                               HARTFORD LIFE INSURANCE COMPANY
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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.


- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

HARTFORD LIFE INSURANCE COMPANY                                               19
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MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
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LAPSE AND REINSTATEMENT

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee". The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and

HARTFORD LIFE INSURANCE COMPANY                                               21
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  (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE
ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS --
GENERALLY

Generally for federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things,

22                                               HARTFORD LIFE INSURANCE COMPANY
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the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE
ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

HARTFORD LIFE INSURANCE COMPANY                                               23
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MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked

24                                               HARTFORD LIFE INSURANCE COMPANY
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Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.


FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.


NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


LIFE INSURANCE PURCHASES BY
NON-RESIDENT ALIENS AND
FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               25
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

26                                               HARTFORD LIFE INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II



DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
   VALUES                                                                 7
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

4                                                HARTFORD LIFE INSURANCE COMPANY
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NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Michael J. Roscoe      Vice President and Actuary (2001-present), Assistant Vice
                       President and Actuary (2000-2001), Hartford Life Insurance
                       Company; Assistant Vice President & Actuary (2000-present),
                       Hartford Life and Annuity Insurance Company; 2nd Vice
                       President (1999), Vice President (1998-1999), Lincoln
                       National; Vice President (1997), CIGNA

David T. Schrandt      Vice President (2001-present), Assistant Vice President
                       (1997-2001), Hartford Life Insurance Company; Assistant Vice
                       President (1997-present), Hartford Life and Annuity
                       Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


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NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME                         POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Timothy M. Fitch            Senior Vice President & Actuary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
SURRENDER VALUES



The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.



The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.



The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.



The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.74% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.74% average daily charge) of -0.74%, 5.26% and 11.26%, respectively.



In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.



The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.



The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually. Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       15,998      1,907   1,000,000     15,998      1,907   1,000,000
     2            43,050       33,856     19,764   1,000,000     33,752     19,660   1,000,000
     3            66,203       53,558     42,766   1,000,000     53,212     42,420   1,000,000
     4            90,513       76,168     69,911   1,000,000     75,417     69,159   1,000,000
     5           116,038      101,091     99,367   1,000,000     99,743     98,019   1,000,000
     6           142,840      128,551    128,551   1,000,000    126,380    126,380   1,000,000
     7           170,982      158,795    158,795   1,000,000    155,534    155,534   1,000,000
     8           200,531      192,092    192,092   1,000,000    187,416    187,416   1,000,000
     9           231,558      228,743    228,743   1,000,000    222,263    222,263   1,000,000
    10           264,136      269,069    269,069   1,000,000    260,331    260,331   1,000,000
    11           298,343      318,495    318,495   1,000,000    306,271    306,271   1,000,000
    12           334,260      373,182    373,182   1,000,000    356,688    356,688   1,000,000
    13           371,973      433,694    433,694   1,000,000    412,082    412,082   1,000,000
    14           411,571      500,651    500,651   1,000,000    473,045    473,045   1,000,000
    15           453,150      574,751    574,751   1,000,000    540,259    540,259   1,000,000
    16           496,807      656,770    656,770   1,000,000    614,526    614,526   1,000,000
    17           542,648      747,573    747,573   1,000,000    696,816    696,816   1,000,000
    18           590,780      848,136    848,136   1,000,000    788,327    788,327   1,000,000
    19           641,319      959,547    959,547   1,045,906    890,593    890,593   1,000,000
    20           694,385    1,082,898   1,082,898  1,158,701  1,005,093   1,005,093  1,075,449
    25         1,002,269    1,975,044   1,975,044  2,073,796  1,827,875   1,827,875  1,919,269
    30         1,395,216    3,486,677   3,486,677  3,661,011  3,185,470   3,185,470  3,344,744
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       15,041        950   1,000,000    15,041         950   1,000,000
     2            43,050       30,940     16,849   1,000,000    30,839      16,747   1,000,000
     3            66,203       47,532     36,741   1,000,000    47,202      36,410   1,000,000
     4            90,513       65,674     59,416   1,000,000    64,966      58,709   1,000,000
     5           116,038       84,580     82,857   1,000,000    83,332      81,608   1,000,000
     6           142,840      104,271    104,271   1,000,000   102,290     102,290   1,000,000
     7           170,982      124,760    124,760   1,000,000   121,824     121,824   1,000,000
     8           200,531      146,059    146,059   1,000,000   141,900     141,900   1,000,000
     9           231,558      168,179    168,179   1,000,000   162,473     162,473   1,000,000
    10           264,136      191,122    191,122   1,000,000   183,490     183,490   1,000,000
    11           298,343      219,657    219,657   1,000,000   208,891     208,891   1,000,000
    12           334,260      249,504    249,504   1,000,000   234,885     234,885   1,000,000
    13           371,973      280,718    280,718   1,000,000   261,440     261,440   1,000,000
    14           411,571      313,351    313,351   1,000,000   288,520     288,520   1,000,000
    15           453,150      347,465    347,465   1,000,000   316,071     316,071   1,000,000
    16           496,807      383,119    383,119   1,000,000   344,008     344,008   1,000,000
    17           542,648      420,372    420,372   1,000,000   372,213     372,213   1,000,000
    18           590,780      459,290    459,290   1,000,000   400,528     400,528   1,000,000
    19           641,319      499,939    499,939   1,000,000   428,780     428,780   1,000,000
    20           694,385      542,390    542,390   1,000,000   456,809     456,809   1,000,000
    25         1,002,269      804,000    804,000   1,000,000   607,267     607,267   1,000,000
    30         1,395,216    1,143,229   1,143,229  1,200,391   762,850     762,850   1,000,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter.The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.74% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       14,085          0   1,000,000    14,085           0   1,000,000
     2            43,050       28,142     14,051   1,000,000    28,044      13,952   1,000,000
     3            66,203       41,972     31,181   1,000,000    41,657      30,866   1,000,000
     4            90,513       56,357     50,100   1,000,000    55,693      49,436   1,000,000
     5           116,038       70,484     68,760   1,000,000    69,330      67,606   1,000,000
     6           142,840       84,339     84,339   1,000,000    82,534      82,534   1,000,000
     7           170,982       97,904     97,904   1,000,000    95,265      95,265   1,000,000
     8           200,531      111,159    111,159   1,000,000   107,465     107,465   1,000,000
     9           231,558      124,080    124,080   1,000,000   119,062     119,062   1,000,000
    10           264,136      136,630    136,630   1,000,000   129,974     129,974   1,000,000
    11           298,343      153,299    153,299   1,000,000   143,842     143,842   1,000,000
    12           334,260      169,717    169,717   1,000,000   156,841     156,841   1,000,000
    13           371,973      185,879    185,879   1,000,000   168,881     168,881   1,000,000
    14           411,571      201,768    201,768   1,000,000   179,862     179,862   1,000,000
    15           453,150      217,377    217,377   1,000,000   189,642     189,642   1,000,000
    16           496,807      232,690    232,690   1,000,000   198,035     198,035   1,000,000
    17           542,648      247,683    247,683   1,000,000   204,783     204,783   1,000,000
    18           590,780      262,330    262,330   1,000,000   209,548     209,548   1,000,000
    19           641,319      276,599    276,599   1,000,000   211,920     211,920   1,000,000
    20           694,385      290,445    290,445   1,000,000   211,441     211,441   1,000,000
    25         1,002,269      359,137    359,137   1,000,000   151,718     151,718   1,000,000
    30         1,395,216      399,140    399,140   1,000,000        --          --          --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            10,500        7,819        386   1,000,000      7,819        386   1,000,000
     2            21,525       16,643      9,210   1,000,000     16,537      9,104   1,000,000
     3            33,101       26,369     18,936   1,000,000     26,015     18,582   1,000,000
     4            45,256       37,518     31,147   1,000,000     36,742     30,371   1,000,000
     5            58,019       49,780     44,471   1,000,000     48,377     43,068   1,000,000
     6            71,420       63,253     59,006   1,000,000     60,972     56,725   1,000,000
     7            85,491       78,039     74,853   1,000,000     74,577     71,391   1,000,000
     8           100,266       94,247     92,123   1,000,000     89,227     87,103   1,000,000
     9           115,779      111,998    110,936   1,000,000    104,950    103,889   1,000,000
    10           132,068      131,410    131,410   1,000,000    121,768    121,768   1,000,000
    11           149,171      155,632    155,632   1,000,000    141,850    141,850   1,000,000
    12           167,130      182,402    182,402   1,000,000    163,365    163,365   1,000,000
    13           185,986      211,984    211,984   1,000,000    186,386    186,386   1,000,000
    14           205,786      244,664    244,664   1,000,000    210,996    210,996   1,000,000
    15           226,575      280,767    280,767   1,000,000    237,264    237,264   1,000,000
    16           248,404      320,649    320,649   1,000,000    265,242    265,242   1,000,000
    17           271,324      364,698    364,698   1,000,000    294,952    294,952   1,000,000
    18           295,390      413,354    413,354   1,000,000    326,390    326,390   1,000,000
    19           320,660      467,102    467,102   1,000,000    359,553    359,553   1,000,000
    20           347,193      526,488    526,488   1,000,000    394,487    394,487   1,000,000
    25           501,135      956,457    956,457   1,000,000    622,759    622,759   1,000,000
    30           697,608    1,690,250   1,690,250  1,774,762  1,027,963   1,027,963  1,079,361
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            10,500        7,345          0   1,000,000     7,345           0   1,000,000
     2            21,525       15,204      7,771   1,000,000    15,101       7,668   1,000,000
     3            33,101       23,396     15,963   1,000,000    23,058      15,625   1,000,000
     4            45,256       32,340     25,969   1,000,000    31,612      25,241   1,000,000
     5            58,019       41,635     36,326   1,000,000    40,341      35,032   1,000,000
     6            71,420       51,279     47,032   1,000,000    49,210      44,963   1,000,000
     7            85,491       61,262     58,077   1,000,000    58,173      54,987   1,000,000
     8           100,266       71,572     69,448   1,000,000    67,159      65,035   1,000,000
     9           115,779       82,192     81,131   1,000,000    76,083      75,021   1,000,000
    10           132,068       93,090     93,090   1,000,000    84,838      84,838   1,000,000
    11           149,171      107,090    107,090   1,000,000    95,289      95,289   1,000,000
    12           167,130      121,703    121,703   1,000,000   105,454     105,454   1,000,000
    13           185,986      136,947    136,947   1,000,000   115,202     115,202   1,000,000
    14           205,786      152,833    152,833   1,000,000   124,385     124,385   1,000,000
    15           226,575      169,378    169,378   1,000,000   132,806     132,806   1,000,000
    16           248,404      186,593    186,593   1,000,000   140,198     140,198   1,000,000
    17           271,324      204,480    204,480   1,000,000   146,207     146,207   1,000,000
    18           295,390      223,039    223,039   1,000,000   150,365     150,365   1,000,000
    19           320,660      242,266    242,266   1,000,000   152,098     152,098   1,000,000
    20           347,193      262,143    262,143   1,000,000   150,740     150,740   1,000,000
    25           501,135      378,984    378,984   1,000,000    70,359      70,359   1,000,000
    30           697,608      504,807    504,807   1,000,000        --          --          --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.74% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            10,500        6,873          0   1,000,000     6,873           0   1,000,000
     2            21,525       13,823      6,391   1,000,000    13,724       6,291   1,000,000
     3            33,101       20,653     13,220   1,000,000    20,331      12,898   1,000,000
     4            45,256       27,744     21,373   1,000,000    27,062      20,691   1,000,000
     5            58,019       34,682     29,373   1,000,000    33,490      28,181   1,000,000
     6            71,420       41,451     37,203   1,000,000    39,577      35,329   1,000,000
     7            85,491       48,028     44,843   1,000,000    45,272      42,087   1,000,000
     8           100,266       54,389     52,265   1,000,000    50,508      48,384   1,000,000
     9           115,779       60,504     59,442   1,000,000    55,200      54,138   1,000,000
    10           132,068       66,329     66,329   1,000,000    59,249      59,249   1,000,000
    11           149,171       74,543     74,543   1,000,000    64,396      64,396   1,000,000
    12           167,130       82,602     82,602   1,000,000    68,673      68,673   1,000,000
    13           185,986       90,500     90,500   1,000,000    71,959      71,959   1,000,000
    14           205,786       98,214     98,214   1,000,000    74,118      74,118   1,000,000
    15           226,575      105,733    105,733   1,000,000    74,966      74,966   1,000,000
    16           248,404      113,034    113,034   1,000,000    74,254      74,254   1,000,000
    17           271,324      120,083    120,083   1,000,000    71,647      71,647   1,000,000
    18           295,390      126,847    126,847   1,000,000    66,701      66,701   1,000,000
    19           320,660      133,277    133,277   1,000,000    58,871      58,871   1,000,000
    20           347,193      139,314    139,314   1,000,000    47,539      47,539   1,000,000
    25           501,135      163,985    163,985   1,000,000        --          --     500,000
    30           697,608      150,264    150,264   1,000,000        --          --          --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  HARTFORD SELECT LEADERS LAST SURVIVOR
  VARIABLE UNIVERSAL LIFE INSURANCE
  SEPARATE ACCOUNT VL II
  HARTFORD LIFE INSURANCE COMPANY
  P.O. BOX 2999
  HARTFORD, CONNECTICUT 06104-2999
  TELEPHONE: (800) 231-5453                                          [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.

Hartford Select Leaders Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:



                         SUB-ACCOUNT                          PURCHASES SHARES OF:

  Money Market Sub-Account                                    Class Y shares of Money Market Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Diversified Income Sub-Account                              Class Y shares of Diversified Income Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  Balanced Growth Sub-Account                                 Class Y shares of Balanced Growth Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Utilities Sub-Account                                       Class Y shares of Utilities Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Dividend Growth Sub-Account                                 Class Y shares of Dividend Growth Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Value-Added Market Sub-Account                              Class Y shares of Value-Added Market Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  Growth Sub-Account                                          Class Y shares of Growth Portfolio of the Morgan
                                                              Stanley Select Dimensions Investment Series
  American Opportunities Sub-Account                          Class Y shares of American Opportunities Portfolio
                                                              of the Morgan Stanley Select Dimensions Investment
                                                              Series
  Capital Opportunities Sub-Account (formerly Mid-Cap Equity  Class Y shares of Capital Opportunities Portfolio
  Sub-Account)                                                (formerly Mid-Cap Equity Portfolio) of the Morgan
                                                              Stanley Select Dimensions Investment Series
  Global Equity Sub-Account                                   Class Y shares of Global Equity Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Developing Growth Sub-Account                               Class Y shares of Developing Growth Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  High Yield Sub-Account                                      Shares of High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Mid Cap Value Sub-Account                                   Shares of Mid Cap Value Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Emerging Markets Debt Sub-Account                           Shares of Emerging Markets Debt Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Emerging Markets Equity Sub-Account                         Shares of Emerging Markets Equity Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Fixed Income Sub-Account                                    Shares of Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.


                         SUB-ACCOUNT                          PURCHASES SHARES OF:
  Active International Allocation Sub-Account                 Shares of Active International Allocation
                                                              Portfolio of The Universal Institutional Funds,
                                                              Inc.
  Technology Sub-Account                                      Shares of Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Growth and Income Sub-Account (formerly Strategic Stock     Class II shares of Growth and Income Portfolio
  Sub-Account)                                                (formerly Strategic Stock Portfolio) of the Van
                                                              Kampen Life Investment Trust
  Enterprise Sub-Account                                      Class II shares of Enterprise Portfolio of the Van
                                                              Kampen Life Investment Trust
  American Funds Global Growth Fund Sub-Account               Class 2 shares of the Global Growth Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Global Growth Fund")
  American Funds Global Small Capitalization Fund             Class 2 shares of the Global Small Capitalization
                                                              Fund of American Funds Insurance Series ("American
                                                              Funds Global Small Capitalization Fund")
  American Funds Growth Fund Sub-Account                      Class 2 shares of the Growth Fund of American
                                                              Funds Insurance Series ("American Funds Growth
                                                              Fund")
  American Funds Growth-Income Fund Sub-Account               Class 2 shares of the Growth-Income Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Growth-Income Fund")
  American Funds International Fund Sub-Account               Class 2 shares of the International Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              International Fund")
  MFS Capital Opportunities Series Sub-Account                Initial Class Shares of MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Emerging Growth Series Sub-Account                      Initial Class Shares of MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Growth Stock Series Sub-Account               Initial Class Shares of MFS-Registered Trademark-
                                                              Investors Growth Stock Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Investors Trust Series Sub-Account Series Sub-Account   Initial Class Shares of MFS-Registered Trademark-
                                                              Investors Trust Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         Initial Class Shares of MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Franklin Small Cap Fund Sub-Account                         Class 2 shares of the Franklin Small Cap Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Franklin Small Cap Fund")
  Franklin Strategic Income Securities Fund Sub-Account       Class 1 shares of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Franklin Strategic
                                                              Income Securities Fund")
  Mutual Shares Securities Fund Sub-Account                   Class 2 shares of Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Mutual Shares Securities Fund")
  Templeton Developing Markets Securities Fund Sub-Account    Class 1 shares of Templeton Developing Markets
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Templeton Developing
                                                              Markets Securities Fund")
  Templeton Growth Securities Fund Sub-Account                Class 2 shares of the Templeton Growth Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust ("Templeton Growth Securities
                                                              Fund")


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 SUMMARY OF BENEFITS AND RISKS                                             4
 ----------------------------------------------------------------------------
   Benefits of Your Policy                                                 4
 ----------------------------------------------------------------------------
   What Does Your Premium Pay For?                                         4
 ----------------------------------------------------------------------------
   Risks of Your Policy                                                    4
 ----------------------------------------------------------------------------
 FEE TABLES                                                                6
 ----------------------------------------------------------------------------
 ABOUT US                                                                 11
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        11
 ----------------------------------------------------------------------------
   Separate Account VL II                                                 11
 ----------------------------------------------------------------------------
   The Portfolios                                                         11
 ----------------------------------------------------------------------------
 CHARGES AND DEDUCTIONS                                                   15
 ----------------------------------------------------------------------------
 YOUR POLICY                                                              16
 ----------------------------------------------------------------------------
 PREMIUMS                                                                 19
 ----------------------------------------------------------------------------
 DEATH BENEFITS AND POLICY VALUES                                         20
 ----------------------------------------------------------------------------
 MAKING WITHDRAWALS FROM YOUR POLICY                                      21
 ----------------------------------------------------------------------------
 LOANS                                                                    22
 ----------------------------------------------------------------------------
 LAPSE AND REINSTATEMENT                                                  22
 ----------------------------------------------------------------------------
 TAXES                                                                    24
 ----------------------------------------------------------------------------
 LEGAL PROCEEDINGS                                                        27
 ----------------------------------------------------------------------------
 GLOSSARY OF SPECIAL TERMS                                                28
 ----------------------------------------------------------------------------
 WHERE YOU CAN FIND MORE INFORMATION                                      29
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;


 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

                                                                                               POLICIES FROM WHICH CHARGE IS
        CHARGE            WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED                         DEDUCTED
 ------------------------------------------------------------------------------------------------------------------------------
 Sales Charge          When you pay premium.           8% Policy Years 1-3                                  All
                                                       4% Policy Years 4+
 ------------------------------------------------------------------------------------------------------------------------------
 Premium Tax Charge    When you pay premium.           A percent of premium which varies                    All
                                                       by your state and municipality of
                                                       residence. The range of premium tax
                                                       charge is generally between 0% and
                                                       4%.
                                                       This rate will change if your state
                                                       or municipality changes its premium
                                                       tax charges. It may change if you
                                                       change your state or municipality
                                                       of residence.
 ------------------------------------------------------------------------------------------------------------------------------
 Surrender Charges     When you surrender your         Surrender charge varies by policy    Policies surrendered during the
                       policy.                         year and equals a percentage times   first nine policy years.
                       When you make certain Face      the sum of two components: the       Policies where the Face Amount is
                       Amount decreases.               sales surrender charge and the       reduced below the initial Face
                       When you take certain           underwriting surrender charge. The   Amount during the first nine policy
                       withdrawals.                    sales surrender charge equals the    years.
                                                       Death Benefit Guarantee Premium.
                                                       The maximum annual Death Benefit
                                                       Guarantee Premium ranges from a
                                                       minimum of $.394 per 1,000 to a
                                                       maximum of $12.463 per 1,000. The
                                                       underwriting surrender charge
                                                       equals $1 per $1000 of initial face
                                                       amount, but is at least $500 and no
                                                       more than $3000.
 ------------------------------------------------------------------------------------------------------------------------------
                                                       The percentage by policy years is
                                                       as follows:
                                                       Policy Year              Percentage
                                                       1                      70%
                                                       2                      70%
                                                       3                      70%
                                                       4                      60%
                                                       5                      50%
                                                       6                      40%
                                                       7                      30%
                                                       8                      20%
                                                       9                      10%
                                                       10 and after           0%
 ------------------------------------------------------------------------------------------------------------------------------
 Face Amount Increase  Each month for 12 months        1/12 of $1 per month per thousand    Policies where the owner has made
 Fee                   beginning on the effective      of Face Amount increase.             an unscheduled increase.
                       date of any unscheduled         Monthly fees charged will not be
                       increase in Face Amount you     less than 1/12 of $500 and will not
                       request.                        exceed 1/12 of $3,000.
 ------------------------------------------------------------------------------------------------------------------------------
 Transfer Fees         When you make a transfer after  $25 per transfer.                    Those policies with more than one
                       the first transfer in any                                            transfer per month.
                       month.
 ------------------------------------------------------------------------------------------------------------------------------
 Withdrawal Fee        When you take a withdrawal.     $10 per withdrawal.                  Those policies where the owner has
                                                                                            made a withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy. The
                                                             maximum monthly cost of insurance
                                                             rate for unrated individuals ranges
                                                             from a minimum of $0.0002 per 1,000
                                                             per month to a maximum of $83.333
                                                             per 1,000 per month.
------------------------------------------------------------------------------------------------
Mortality and Expense   Monthly.                             Per the Sub-Account accumulated
Risk Charge                                                  value:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.50% per month for
                                                             policy years 11-20.
                                                             - 0.00% per month after the 20th
                                                             policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                                           Year 1
                                                                           $24.16
                                                                          Years 2+
                                                                            $7.50
------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Cost of Insurance                        All
Charges
----------------------
Mortality and Expense                    All
Risk Charge
----------------------
Administrative Charge                    All
----------------------
Rider Charges           Only those policies with benefits
                        provided by rider.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2001. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY SELECT DIMENSIONS INVESTMENT
   SERIES:
 Money Market Portfolio                                   0.50%                0.25%             0.02%             0.77%
 ---------------------------------------------------------------------------------------------------------------------------
 Diversified Income Portfolio                             0.40%                0.25%             0.09%             0.74%
 ---------------------------------------------------------------------------------------------------------------------------
 Balanced Growth Portfolio                                0.60%                0.25%             0.04%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------
 Utilities Portfolio                                      0.65%                0.25%             0.04%             0.94%
 ---------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Portfolio                                0.61%                0.25%             0.01%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 Value-Added Market Portfolio                             0.50%                0.25%             0.04%             0.79%
 ---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                                         0.80%                0.25%             0.06%             1.11%
 ---------------------------------------------------------------------------------------------------------------------------
 American Opportunities Portfolio                         0.62%                0.25%             0.03%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 Capital Opportunities Portfolio                          0.75%                0.25%             0.05%             1.05%
 ---------------------------------------------------------------------------------------------------------------------------
 Global Equity Portfolio                                  1.00%                0.25%             0.07%             1.32%
 ---------------------------------------------------------------------------------------------------------------------------
 Developing Growth Portfolio                              0.50%                0.25%             0.09%             0.84%
 ---------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
 High Yield Portfolio (1)                                 0.50%                 N/A              0.33%             0.83%
 ---------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio (1)                              0.75%                 N/A              0.35%             1.10%
 ---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio (1)                      0.80%                 N/A              0.37%             1.17%
 ---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio (1)                    1.25%                 N/A              0.87%             2.12%
 ---------------------------------------------------------------------------------------------------------------------------
 Fixed Income Portfolio (1)                               0.40%                 N/A              0.31%             0.71%
 ---------------------------------------------------------------------------------------------------------------------------
 Active International Allocation Portfolio (1)            0.80%                 N/A              0.88%             1.68%
 ---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio (1)                                 0.80%                 N/A              0.51%             1.31%
 ---------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Growth and Income Portfolio -- Class II (2)(8)           0.60%                0.25%             0.15%             1.00%
 ---------------------------------------------------------------------------------------------------------------------------
 Enterprise Portfolio -- Class II (8)                     0.50%                0.25%             0.12%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES:
 American Funds Global Growth Fund                        0.66%                0.25%             0.04%             0.95%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Fund          0.80%                0.25%             0.03%             1.08%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                               0.37%                0.25%             0.01%             0.63%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund                        0.33%                0.25%             0.02%             0.60%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund                        0.55%                0.25%             0.06%             0.86%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class (3)                            0.75%                 N/A              0.16%             0.91%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth
   Series -- Initial Class (3)                            0.75%                 N/A              0.12%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class (3)(4)                         0.75%                 N/A              0.17%             0.92%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Trust
   Series -- Initial Class (3)                            0.75                  N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return
   Series -- Initial Class (3)                            0.75                  N/A              0.14%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Small Cap Fund -- Class 2 (6)(7)                0.53%                0.25%             0.31%             1.09%
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund --
   Class 1 (7)                                            0.42%                 N/A              0.34%             0.76%
 ---------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
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                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 (6)             0.60%                0.25%             0.19%             1.04%
 ---------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund --
   Class 1                                                1.25%                 N/A              0.32%             1.57%
 ---------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund --
   Class 2 (5)(6)                                         0.80%                0.25%             0.05%             1.10%
 ---------------------------------------------------------------------------------------------------------------------------



(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                                                                       TOTAL FUND
                                                                        OTHER           OPERATING
 PORTFOLIO                                         MANAGEMENT FEES     EXPENSES         EXPENSES
 ----------------------------------------------------------------------------------------------------
 High Yield                                               0.47%           0.33%             0.80%
 ----------------------------------------------------------------------------------------------------
 Mid-Cap Value                                            0.70%           0.35%             1.05%
 ----------------------------------------------------------------------------------------------------
 Emerging Markets Debt                                    0.80%           0.37%             1.17%
 ----------------------------------------------------------------------------------------------------
 Emerging Markets Equity                                  0.98%           0.87%             1.85%
 ----------------------------------------------------------------------------------------------------
 Fixed Income                                             0.39%           0.31%             0.70%
 ----------------------------------------------------------------------------------------------------
 Active International Allocation                          0.27%           0.88%             1.15%
 ----------------------------------------------------------------------------------------------------
 Technology Portfolio                                     0.66%           0.51%             1.17%
 ----------------------------------------------------------------------------------------------------



(2) With respect to the Enterprise and the Growth and Income Portfolios, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Enterprise Portfolio -- Class II                         0.48%                0.25%             0.12%             0.82%
 ---------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio -- Class II                  0.25%                0.25%             0.40%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------



(3) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class                                0.75%                 N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth
   Series -- Initial Class                                0.75%                 N/A              0.11%             0.86%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class                                0.75%                 N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Trust
   Series -- Initial Class                                0.75%                 N/A              0.14%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return
   Series -- Initial Class                                0.75%                 N/A              0.13%             0.88%
 ---------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
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(4) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for this series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class                                0.75%                 N/A              0.21%             0.96%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class                                0.75%                 N/A              0.17%             0.92%
 ---------------------------------------------------------------------------------------------------------------------------



(5) The Fund administration fee is paid indirectly through the Management Fee.



(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund -- Class 2                       0.45%                0.25%             0.31%             1.01%
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund --
   Class 1                                                0.37%                 N/A              0.34%             0.71%
 ---------------------------------------------------------------------------------------------------------------------------



(8) Under the Distribution Plan and Service Plan, the portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

HARTFORD LIFE INSURANCE COMPANY                                               11
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                HARTFORD RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE PORTFOLIOS


The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.


We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.


MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible

12                                               HARTFORD LIFE INSURANCE COMPANY
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into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.



AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.



CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P Index. The Portfolio may purchase stocks that typically do not pay dividends.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation;
(ii) fundamental change; and (iii) market momentum/technicals.



TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.



VAN KAMPEN LIFE INVESTMENT TRUST:



GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

HARTFORD LIFE INSURANCE COMPANY                                               13
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AMERICAN FUNDS INSURANCE SERIES:



AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.



MFS VARIABLE INSURANCE TRUST:



MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (formerly MFS-Registered Trademark-Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income.



MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (formerly MFS-Registered Trademark- Growth with Income Series) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:



FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and foreign debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in investments of emerging market companies.



TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.



THE INVESTMENT ADVISERS -- Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").



MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.



With regard to the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio) and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MS Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MS Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio,

14                                               HARTFORD LIFE INSURANCE COMPANY
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Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Fixed Income Portfolio, MidCap Value Portfolio, and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Fixed Income Portfolio and MidCap Value Portfolio.



The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.



American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management -Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                               15
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy.

The mortality and expense risk charge each month is equal to the sum of (a) and
(b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.


During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20, the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.

16                                               HARTFORD LIFE INSURANCE COMPANY
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During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ----------------------------
               1                70%
          ----------------------------
               2                70%
          ----------------------------
               3                70%
          ----------------------------
               4                60%
          ----------------------------
               5                50%
          ----------------------------
               6                40%
          ----------------------------
               7                30%
          ----------------------------
               8                20%
          ----------------------------
               9                10%
          ----------------------------
          10 and after           0%
          ----------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

HARTFORD LIFE INSURANCE COMPANY                                               17
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CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.


LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.



After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

18                                               HARTFORD LIFE INSURANCE COMPANY
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SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

HARTFORD LIFE INSURANCE COMPANY                                               19
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The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show

20                                               HARTFORD LIFE INSURANCE COMPANY
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how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.


- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change

HARTFORD LIFE INSURANCE COMPANY                                               21
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Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any

22                                               HARTFORD LIFE INSURANCE COMPANY
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time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to

HARTFORD LIFE INSURANCE COMPANY                                               23
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you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee". The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

24                                               HARTFORD LIFE INSURANCE COMPANY
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE
ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

HARTFORD LIFE INSURANCE COMPANY                                               25
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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE
ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

26                                               HARTFORD LIFE INSURANCE COMPANY
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If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE,GIFT AND GENERATION-SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY


When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under

HARTFORD LIFE INSURANCE COMPANY                                               27
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one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.


FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.


NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


LIFE INSURANCE PURCHASES BY NON-RESIDENT
ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

28                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               29
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II


DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
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 DISTRIBUTION OF THE POLICIES                                             5
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
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 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
   VALUES                                                                 7
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Michael J. Roscoe      Vice President and Actuary (2001-present), Assistant Vice
                       President and Actuary (2000-2001), Hartford Life Insurance
                       Company; Assistant Vice President & Actuary (2000-present),
                       Hartford Life and Annuity Insurance Company; 2nd Vice
                       President (1999), Vice President (1998-1999), Lincoln
                       National; Vice President (1997), CIGNA

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David T. Schrandt      Vice President (2001-present), Assistant Vice President
                       (1997-2001), Hartford Life Insurance Company; Assistant Vice
                       President (1997-present), Hartford Life and Annuity
                       Insurance Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME                         POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Timothy M. Fitch            Senior Vice President & Actuary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% in year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES



The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.



The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.



The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.



The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.97% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.97% average daily charge) of -0.97, 5.03% and 11.03%, respectively.



In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.



The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.



The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.



Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       15,961      1,870   1,000,000     15,961      1,870   1,000,000
     2            43,050       33,742     19,650   1,000,000     33,638     19,547   1,000,000
     3            66,203       53,318     42,526   1,000,000     52,973     42,181   1,000,000
     4            90,513       75,743     69,485   1,000,000     74,993     68,735   1,000,000
     5           116,038      100,409     98,686   1,000,000     99,066     97,342   1,000,000
     6           142,840      127,531    127,531   1,000,000    125,368    125,368   1,000,000
     7           170,982      157,338    157,338   1,000,000    154,090    154,090   1,000,000
     8           200,531      190,085    190,085   1,000,000    185,430    185,430   1,000,000
     9           231,558      226,053    226,053   1,000,000    219,604    219,604   1,000,000
    10           264,136      265,542    265,542   1,000,000    256,848    256,848   1,000,000
    11           298,343      313,938    313,938   1,000,000    301,773    301,773   1,000,000
    12           334,260      367,375    367,375   1,000,000    350,954    350,954   1,000,000
    13           371,973      426,379    426,379   1,000,000    404,855    404,855   1,000,000
    14           411,571      491,531    491,531   1,000,000    464,022    464,022   1,000,000
    15           453,150      563,482    563,482   1,000,000    529,084    529,084   1,000,000
    16           496,807      642,953    642,953   1,000,000    600,779    600,779   1,000,000
    17           542,648      730,748    730,748   1,000,000    679,995    679,995   1,000,000
    18           590,780      827,773    827,773   1,000,000    767,829    767,829   1,000,000
    19           641,319      935,044    935,044   1,019,198    865,689    865,689   1,000,000
    20           694,385    1,053,593   1,053,593  1,127,345    975,251    975,251   1,043,519

    25         1,002,269    1,905,794   1,905,794  2,001,084  1,759,641   1,759,641  1,847,623
    30         1,395,216    3,334,797   3,334,797  3,501,537  3,040,231   3,040,231  3,192,242
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1             21,000       15,004        913   1,000,000    15,004         913   1,000,000
    2             43,050       30,830     16,739   1,000,000    30,729      16,638   1,000,000
    3             66,203       47,311     36,519   1,000,000    46,981      36,189   1,000,000
    4             90,513       65,296     59,038   1,000,000    64,590      58,332   1,000,000
    5            116,038       83,998     82,274   1,000,000    82,753      81,029   1,000,000
    6            142,840      103,432    103,432   1,000,000   101,458     101,458   1,000,000
    7            170,982      123,608    123,608   1,000,000   120,684     120,684   1,000,000
    8            200,531      144,534    144,534   1,000,000   140,394     140,394   1,000,000
    9            231,558      166,218    166,218   1,000,000   160,539     160,539   1,000,000
    10           264,136      188,653    188,653   1,000,000   181,060     181,060   1,000,000
    11           298,343      216,596    216,596   1,000,000   205,883     205,883   1,000,000
    12           334,260      245,759    245,759   1,000,000   231,210     231,210   1,000,000
    13           371,973      276,189    276,189   1,000,000   257,000     257,000   1,000,000
    14           411,571      307,931    307,931   1,000,000   283,212     283,212   1,000,000
    15           453,150      341,037    341,037   1,000,000   309,779     309,779   1,000,000
    16           496,807      375,560    375,560   1,000,000   336,605     336,605   1,000,000
    17           542,648      411,545    411,545   1,000,000   363,559     363,559   1,000,000
    18           590,780      449,050    449,050   1,000,000   390,462     390,462   1,000,000
    19           641,319      488,128    488,128   1,000,000   417,120     417,120   1,000,000
    20           694,385      528,838    528,838   1,000,000   443,343     443,343   1,000,000

    25         1,002,269      777,921    777,921   1,000,000   579,238     579,238   1,000,000
    30         1,395,216    1,097,108   1,097,108  1,151,963   699,511     699,511   1,000,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR ESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1             21,000      14,049           0   1,000,000    14,049           0   1,000,000
    2             43,050      28,037      13,946   1,000,000    27,939      13,848   1,000,000
    3             66,203      41,768      30,977   1,000,000    41,454      30,662   1,000,000
    4             90,513      56,022      49,765   1,000,000    55,360      49,102   1,000,000
    5            116,038      69,987      68,263   1,000,000    68,837      67,113   1,000,000
    6            142,840      83,651      83,651   1,000,000    81,853      81,853   1,000,000
    7            170,982      96,997      96,997   1,000,000    94,369      94,369   1,000,000
    8            200,531     110,005     110,005   1,000,000   106,328     106,328   1,000,000
    9            231,558     122,653     122,653   1,000,000   117,660     117,660   1,000,000
    10           264,136     134,906     134,906   1,000,000   128,285     128,285   1,000,000
    11           298,343     151,244     151,244   1,000,000   141,834     141,834   1,000,000
    12           334,260     167,298     167,298   1,000,000   154,485     154,485   1,000,000
    13           371,973     183,063     183,063   1,000,000   166,150     166,150   1,000,000
    14           411,571     198,524     198,524   1,000,000   176,728     176,728   1,000,000
    15           453,150     213,675     213,675   1,000,000   186,081     186,081   1,000,000
    16           496,807     228,500     228,500   1,000,000   194,022     194,022   1,000,000
    17           542,648     242,975     242,975   1,000,000   200,294     200,294   1,000,000
    18           590,780     257,077     257,077   1,000,000   204,560     204,560   1,000,000
    19           641,319     270,773     270,773   1,000,000   206,408     206,408   1,000,000
    20           694,385     284,019     284,019   1,000,000   205,380     205,380   1,000,000

    25         1,002,269     349,057     349,057   1,000,000   142,280     142,280   1,000,000
    30         1,395,216     384,287     384,287   1,000,000         -           -           -
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1             10,500        7,800        368   1,000,000     7,800         368   1,000,000
    2             21,525       16,587      9,154   1,000,000    16,481       9,048   1,000,000
    3             33,101       26,250     18,818   1,000,000    25,897      18,464   1,000,000
    4             45,256       37,308     30,937   1,000,000    36,534      30,163   1,000,000
    5             58,019       49,444     44,135   1,000,000    48,045      42,736   1,000,000
    6             71,420       62,750     58,503   1,000,000    60,478      56,230   1,000,000
    7             85,491       77,320     74,135   1,000,000    73,874      70,688   1,000,000
    8            100,266       93,258     91,134   1,000,000    88,263      86,139   1,000,000
    9            115,779      110,674    109,612   1,000,000   103,665     102,603   1,000,000
    10           132,068      129,675    129,675   1,000,000   120,090     120,090   1,000,000
    11           149,171      153,393    153,393   1,000,000   139,694     139,694   1,000,000
    12           167,130      179,550    179,550   1,000,000   160,630     160,630   1,000,000
    13           185,986      208,394    208,394   1,000,000   182,957     182,957   1,000,000
    14           205,786      240,189    240,189   1,000,000   206,739     206,739   1,000,000
    15           226,575      275,240    275,240   1,000,000   232,024     232,024   1,000,000
    16           248,404      313,875    313,875   1,000,000   258,837     258,837   1,000,000
    17           271,324      356,453    356,453   1,000,000   287,170     287,170   1,000,000
    18           295,390      403,380    403,380   1,000,000   316,978     316,978   1,000,000
    19           320,660      455,101    455,101   1,000,000   348,211     348,211   1,000,000
    20           347,193      512,115    512,115   1,000,000   380,853     380,853   1,000,000

    25           501,135      921,993    921,993   1,000,000   587,693     587,693   1,000,000
    30           697,608    1,615,082   1,615,082  1,695,836   930,374     930,374   1,000,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1             10,500       7,327           0   1,000,000     7,327           0   1,000,000
    2             21,525      15,150       7,717   1,000,000    15,047       7,614   1,000,000
    3             33,101      23,286      15,853   1,000,000    22,949      15,516   1,000,000
    4             45,256      32,154      25,783   1,000,000    31,427      25,056   1,000,000
    5             58,019      41,348      36,039   1,000,000    40,058      34,749   1,000,000
    6             71,420      50,865      46,618   1,000,000    48,804      44,557   1,000,000
    7             85,491      60,695      57,509   1,000,000    57,619      54,433   1,000,000
    8            100,266      70,821      68,698   1,000,000    66,430      64,306   1,000,000
    9            115,779      81,227      80,165   1,000,000    75,151      74,089   1,000,000
    10           132,068      91,877      91,877   1,000,000    83,674      83,674   1,000,000
    11           149,171     105,588     105,588   1,000,000    93,856      93,856   1,000,000
    12           167,130     119,866     119,866   1,000,000   103,714     103,714   1,000,000
    13           185,986     134,728     134,728   1,000,000   113,116     113,116   1,000,000
    14           205,786     150,178     150,178   1,000,000   121,912     121,912   1,000,000
    15           226,575     166,231     166,231   1,000,000   129,902     129,902   1,000,000
    16           248,404     182,894     182,894   1,000,000   136,816     136,816   1,000,000
    17           271,324     200,162     200,162   1,000,000   142,300     142,300   1,000,000
    18           295,390     218,034     218,034   1,000,000   145,879     145,879   1,000,000
    19           320,660     236,496     236,496   1,000,000   146,976     146,976   1,000,000
    20           347,193     255,527     255,527   1,000,000   144,921     144,921   1,000,000

    25           501,135     366,337     366,337   1,000,000    59,647      59,647   1,000,000
    30           697,608     481,843     481,843   1,000,000         -           -           -
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1             10,500       6,855           0   1,000,000     6,855           0   1,000,000
    2             21,525      13,772       6,339   1,000,000    13,672       6,239   1,000,000
    3             33,101      20,552      13,119   1,000,000    20,230      12,798   1,000,000
    4             45,256      27,579      21,208   1,000,000    26,899      20,528   1,000,000
    5             58,019      34,437      29,128   1,000,000    33,249      27,940   1,000,000
    6             71,420      41,112      36,864   1,000,000    39,245      34,997   1,000,000
    7             85,491      47,581      44,396   1,000,000    44,837      41,652   1,000,000
    8            100,266      53,821      51,697   1,000,000    49,959      47,835   1,000,000
    9            115,779      59,803      58,741   1,000,000    54,527      53,465   1,000,000
    10           132,068      65,483      65,483   1,000,000    58,443      58,443   1,000,000
    11           149,171      73,536      73,536   1,000,000    63,446      63,446   1,000,000
    12           167,130      81,418      81,418   1,000,000    67,569      67,569   1,000,000
    13           185,986      89,122      89,122   1,000,000    70,692      70,692   1,000,000
    14           205,786      96,628      96,628   1,000,000    72,683      72,683   1,000,000
    15           226,575     103,923     103,923   1,000,000    73,357      73,357   1,000,000
    16           248,404     110,987     110,987   1,000,000    72,471      72,471   1,000,000
    17           271,324     117,785     117,785   1,000,000    69,691      69,691   1,000,000
    18           295,390     124,285     124,285   1,000,000    64,575      64,575   1,000,000
    19           320,660     130,439     130,439   1,000,000    56,584      56,584   1,000,000
    20           347,193     136,188     136,188   1,000,000    45,104      45,104   1,000,000

    25           501,135     159,142     159,142   1,000,000         -           -     500,000
    30           697,608     143,384     143,384   1,000,000         -           -           -
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund, and Hartford Global Technology HLS Fund Sub-Accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            Arthur Andersen LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......   $6,332,898         --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......      --          $18,389,003
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......      --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......      --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......      --              --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......      --              --
  Due from Hartford Life
   Insurance Company.....      --               62,127
  Receivable from fund
   shares sold...........      110,302         --
  Other assets...........      --              --
                            ----------     -----------
  Total Assets...........    6,443,200      18,451,130
                            ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      110,302         --
  Payable for fund shares
   purchased.............      --               62,127
  Other liabilities......           30           1,166
                            ----------     -----------
  Total Liabilities......      110,332          63,293
                            ----------     -----------
  Net Assets (variable
   life contract
   liabilities)..........   $6,332,868     $18,387,837
                            ==========     ===========
  Units Owned by
   Participants..........    3,575,248       5,996,456
  Unit Values............   $ 1.771309     $  3.066451

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                           HARTFORD           HARTFORD
                           MONEY MARKET      HARTFORD           CAPITAL            MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     FUND SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ----------------  -------------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......      --              --                --                 --                  --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......      --              --                --                 --                  --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......   $8,284,820         --                --                 --                  --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......      --           $12,270,213          --                 --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......      --              --             $24,559,584           --                  --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......      --              --                --                $ 565,204            --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......      --              --                --                 --              $17,912,972
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......      --              --                --                 --                  --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......      --              --                --                 --                  --
  Due from Hartford Life
   Insurance Company.....       46,573           14,789            20,001           --                   12,823
  Receivable from fund
   shares sold...........      --              --                --                  138,377            --
  Other assets...........        1,515               10               310           --                  --
                            ----------      -----------       -----------          ---------        -----------
  Total Assets...........    8,332,908       12,285,012        24,579,895            703,581         17,925,795
                            ----------      -----------       -----------          ---------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                --                  138,377            --
  Payable for fund shares
   purchased.............       46,573           14,789            20,001           --                   12,823
  Other liabilities......      --              --                --                        1              3,685
                            ----------      -----------       -----------          ---------        -----------
  Total Liabilities......       46,573           14,789            20,001            138,378             16,508
                            ----------      -----------       -----------          ---------        -----------
  Net Assets (variable
   life contract
   liabilities)..........   $8,286,335      $12,270,223       $24,559,894          $ 565,203        $17,909,287
                            ==========      ===========       ===========          =========        ===========
  Units Owned by
   Participants..........    5,496,718        4,830,074         6,874,573            326,119          6,296,682
  Unit Values............   $ 1.507506      $  2.540380       $  3.572570          $1.733120        $  2.844242

                               HARTFORD          HARTFORD
                             INTERNATIONAL     DIVIDEND AND
                           OPPORTUNITIES HLS  GROWTH HLS FUND
                           FUND SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......       --                 --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......       --                 --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......       --                 --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......       --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......       --                 --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......       --                 --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......       --                 --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......     $5,123,548           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......       --              $11,135,967
  Due from Hartford Life
   Insurance Company.....         14,508            173,015
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                 --
                              ----------        -----------
  Total Assets...........      5,138,056         11,308,982
                              ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............         14,508            173,015
  Other liabilities......            140                237
                              ----------        -----------
  Total Liabilities......         14,648            173,252
                              ----------        -----------
  Net Assets (variable
   life contract
   liabilities)..........     $5,123,408        $11,135,730
                              ==========        ===========
  Units Owned by
   Participants..........      3,200,254          4,268,131
  Unit Values............     $ 1.600938        $  2.609041

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 243,553
      Cost $321,587
      Market Value.......     $ 285,525          --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 95,876
      Cost $101,558
      Market Value.......       --              $  96,520
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 1,470,061
      Cost $2,354,167
      Market Value.......       --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 1,071,054
      Cost $2,329,104
      Market Value.......       --               --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 428,372
      Cost $9,862,758
      Market Value.......       --               --
    Fidelity VIP Overseas
     Portfolio
      Shares 208,286
      Cost $4,437,616
      Market Value.......       --               --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 136,188
      Cost $2,281,161
      Market Value.......       --               --
  Due from Hartford Life
   Insurance Company.....       --               --
  Receivable from fund
   shares sold...........       --               --
  Other assets...........             3          --
                              ---------         ---------
  Total Assets...........       285,528            96,520
                              ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --
  Payable for fund shares
   purchased.............       --               --
  Other liabilities......       --               --
                              ---------         ---------
  Total Liabilities......       --               --
                              ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........     $ 285,528         $  96,520
                              =========         =========
  Units Owned by
   Participants..........       234,620            88,865
  Unit Values............     $1.216983         $1.086141

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 243,553
      Cost $321,587
      Market Value.......      --             --           --             --             --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 95,876
      Cost $101,558
      Market Value.......      --             --           --             --             --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 1,470,061
      Cost $2,354,167
      Market Value.......   $1,958,207        --           --             --             --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 1,071,054
      Cost $2,329,104
      Market Value.......      --         $2,241,868       --             --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 428,372
      Cost $9,862,758
      Market Value.......      --             --        $9,745,472        --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 208,286
      Cost $4,437,616
      Market Value.......      --             --           --          $2,891,012        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 136,188
      Cost $2,281,161
      Market Value.......      --             --           --             --           $1,976,086
  Due from Hartford Life
   Insurance Company.....        9,672       170,156         6,056          3,969        --
  Receivable from fund
   shares sold...........      --             --           --                 521        --
  Other assets...........            2             4       --                 639        --
                            ----------    ----------    ----------     ----------      ----------
  Total Assets...........    1,967,881     2,412,028     9,751,528      2,896,141       1,976,086
                            ----------    ----------    ----------     ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --           --             --             --
  Payable for fund shares
   purchased.............        9,672       170,156         6,056        --             --
  Other liabilities......      --             --             3,491        --                6,493
                            ----------    ----------    ----------     ----------      ----------
  Total Liabilities......        9,672       170,156         9,547        --                6,493
                            ----------    ----------    ----------     ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,958,209    $2,241,872    $9,741,981     $2,896,141      $1,969,593
                            ==========    ==========    ==========     ==========      ==========
  Units Owned by
   Participants..........    1,484,164     1,106,917     4,538,187      2,082,364       1,098,649
  Unit Values............   $ 1.319402    $ 2.025330    $ 2.146668     $ 1.390795      $ 1.792741

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 19,639
      Cost $222,444
      Market Value.......   $ 102,513        --
    Putnam VT Diversified
     Income Fund
      Shares 78,393
      Cost $772,895
      Market Value.......      --        $  690,641
    The George Putnam
     Fund of Boston
      Shares 16,487
      Cost $172,105
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 267,101
      Cost $4,739,563
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 555,147
      Cost $9,104,260
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 677,335
      Cost $17,468,647
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 33,250
      Cost $408,251
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --                 2
                            ---------    ----------
  Total Assets...........     102,513       690,643
                            ---------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                            ---------    ----------
  Total Liabilities......      --            --
                            ---------    ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 102,513    $  690,643
                            =========    ==========
  Units Owned by
   Participants..........      10,871        51,117
  Unit Values............   $9.429624    $13.510984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               PUTNAM VT         PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET    GLOBAL GROWTH   GROWTH AND      HEALTH
                            FUND OF BOSTON    ALLOCATION FUND      FUND       INCOME FUND   SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  ------------  -------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 19,639
      Cost $222,444
      Market Value.......       --                 --              --             --            --
    Putnam VT Diversified
     Income Fund
      Shares 78,393
      Cost $772,895
      Market Value.......       --                 --              --             --            --
    The George Putnam
     Fund of Boston
      Shares 16,487
      Cost $172,105
      Market Value.......     $  176,903           --              --             --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 267,101
      Cost $4,739,563
      Market Value.......       --              $3,573,817         --             --            --
    Putnam VT Global
     Growth Fund
      Shares 555,147
      Cost $9,104,260
      Market Value.......       --                 --           $5,185,073        --            --
    Putnam VT Growth and
     Income Fund
      Shares 677,335
      Cost $17,468,647
      Market Value.......       --                 --              --         $15,958,020       --
    Putnam VT Health
     Sciences Fund
      Shares 33,250
      Cost $408,251
      Market Value.......       --                 --              --             --         $  390,693
  Due from Hartford Life
   Insurance Company.....       --                 --              --             194,116       --
  Receivable from fund
   shares sold...........        130,949           --                2,746        --            --
  Other assets...........              3               316             349        --            --
                              ----------        ----------      ----------    -----------    ----------
  Total Assets...........        307,855         3,574,133       5,188,168     16,152,136       390,693
                              ----------        ----------      ----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        130,949           --                2,746        --            --
  Payable for fund shares
   purchased.............       --                 --              --             194,116       --
  Other liabilities......       --                 --              --               1,614             3
                              ----------        ----------      ----------    -----------    ----------
  Total Liabilities......        130,949           --                2,746        195,730             3
                              ----------        ----------      ----------    -----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........     $  176,906        $3,574,133      $5,185,422    $15,956,406    $  390,690
                              ==========        ==========      ==========    ===========    ==========
  Units Owned by
   Participants..........         15,137           176,366         269,345        606,768        32,308
  Unit Values............     $11.687147        $20.265402      $19.251979    $ 26.297364    $12.092641

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 366,922
      Cost $4,237,503
      Market Value.......    $2,961,064         --
    Putnam VT Income Fund
      Shares 175,625
      Cost $2,224,204
      Market Value.......       --          $2,221,655
    Putnam VT
     International Growth
     Fund
      Shares 205,962
      Cost $3,354,253
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 19,439
      Cost $230,681
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 11,895
      Cost $270,042
      Market Value.......       --              --
    Putnam VT Investors
     Fund
      Shares 49,958
      Cost $565,853
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
      Shares 678,279
      Cost $678,279
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       --              --
  Receivable from fund
   shares sold...........       --             258,258
  Other assets...........             7         --
                             ----------     ----------
  Total Assets...........     2,961,071      2,479,913
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             258,258
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --                  79
                             ----------     ----------
  Total Liabilities......       --             258,337
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $2,961,071     $2,221,576
                             ==========     ==========
  Units Owned by
   Participants..........       188,722        132,824
  Unit Values............    $15.690083     $16.725709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM VT         PUTNAM VT              PUTNAM VT
                           INTERNATIONAL  INTERNATIONAL GROWTH      INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND     AND INCOME FUND     NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------------  ----------------------  --------------  -----------------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 366,922
      Cost $4,237,503
      Market Value.......       --              --                    --                    --               --
    Putnam VT Income Fund
      Shares 175,625
      Cost $2,224,204
      Market Value.......       --              --                    --                    --               --
    Putnam VT
     International Growth
     Fund
      Shares 205,962
      Cost $3,354,253
      Market Value.......    $2,558,048         --                    --                    --               --
    Putnam VT
     International Growth
     and Income Fund
      Shares 19,439
      Cost $230,681
      Market Value.......       --             $ 189,728              --                    --               --
    Putnam VT
     International New
     Opportunities Fund
      Shares 11,895
      Cost $270,042
      Market Value.......       --              --                    $ 116,574             --               --
    Putnam VT Investors
     Fund
      Shares 49,958
      Cost $565,853
      Market Value.......       --              --                    --                  $ 465,108          --
    Putnam VT Money
     Market Fund
      Shares 678,279
      Cost $678,279
      Market Value.......       --              --                    --                    --              $ 678,279
  Due from Hartford Life
   Insurance Company.....        22,583         --                    --                    --                  8,075
  Receivable from fund
   shares sold...........       --              --                    --                    --               --
  Other assets...........       --              --                           27             --                     73
                             ----------        ---------              ---------           ---------         ---------
  Total Assets...........     2,580,631          189,728                116,601             465,108           686,427
                             ----------        ---------              ---------           ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --                    --                    --               --
  Payable for fund shares
   purchased.............        22,583         --                    --                    --                  8,075
  Other liabilities......             9                2              --                          4          --
                             ----------        ---------              ---------           ---------         ---------
  Total Liabilities......        22,592                2              --                          4             8,075
                             ----------        ---------              ---------           ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........    $2,558,039        $ 189,726              $ 116,601           $ 465,104         $ 678,352
                             ==========        =========              =========           =========         =========
  Units Owned by
   Participants..........       226,490           19,389                 13,413              51,987           452,727
  Unit Values............    $11.294275        $9.785153              $8.693232           $8.946510         $1.498367

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 496,747
      Cost $11,181,324
      Market Value.......      $8,280,779           --
    Putnam VT New Value
     Fund
      Shares 93,245
      Cost $1,171,789
      Market Value.......        --              $1,256,012
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 60,557
      Cost $990,466
      Market Value.......        --                 --
    Putnam VT Utilities
     Growth-Income Fund
      Shares 77,339
      Cost $1,233,100
      Market Value.......        --                 --
    Putnam VT Vista Fund
      Shares 33,872
      Cost $715,205
      Market Value.......        --                 --
    Putnam VT Voyager
     Fund
      Shares 586,328
      Cost $22,733,244
      Market Value.......        --                 --
  Due from Hartford Life
   Insurance Company.....             890           162,081
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                 --
                               ----------        ----------
  Total Assets...........       8,281,669         1,418,093
                               ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............             890           162,081
  Other liabilities......           1,004                 1
                               ----------        ----------
  Total Liabilities......           1,894           162,082
                               ----------        ----------
  Net Assets (variable
   life contract
   liabilities)..........      $8,279,775        $1,256,011
                               ==========        ==========
  Units Owned by
   Participants..........         415,456            93,014
  Unit Values............      $19.929373        $13.503535

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING       UTILITIES       PUTNAM VT    PUTNAM VT
                              GROWTH FUND      GROWTH-INCOME    VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT     FUND SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 496,747
      Cost $11,181,324
      Market Value.......       --                 --               --           --
    Putnam VT New Value
     Fund
      Shares 93,245
      Cost $1,171,789
      Market Value.......       --                 --               --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 60,557
      Cost $990,466
      Market Value.......      $ 364,552           --               --           --
    Putnam VT Utilities
     Growth-Income Fund
      Shares 77,339
      Cost $1,233,100
      Market Value.......       --               $1,003,090         --           --
    Putnam VT Vista Fund
      Shares 33,872
      Cost $715,205
      Market Value.......       --                 --           $  385,808       --
    Putnam VT Voyager
     Fund
      Shares 586,328
      Cost $22,733,244
      Market Value.......       --                 --               --       $16,839,343
  Due from Hartford Life
   Insurance Company.....       --                   30,254          8,075       --
  Receivable from fund
   shares sold...........       --                 --               --           --
  Other assets...........       --                       44         --             1,159
                               ---------         ----------     ----------   -----------
  Total Assets...........        364,552          1,033,388        393,883    16,840,502
                               ---------         ----------     ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --               --           --
  Payable for fund shares
   purchased.............       --                   30,254          8,075       --
  Other liabilities......              3           --                    7       --
                               ---------         ----------     ----------   -----------
  Total Liabilities......              3             30,254          8,082       --
                               ---------         ----------     ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........      $ 364,549         $1,003,134     $  385,801   $16,840,502
                               =========         ==========     ==========   ===========
  Units Owned by
   Participants..........         56,043             50,945         37,178       567,866
  Unit Values............      $6.504819         $19.690377     $10.377065   $ 29.655765

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 4,951
      Cost $73,046
      Market Value.......    $  66,245           --
    American Funds Global
     Small Capitalization
     Fund
      Shares 2,898
      Cost $35,403
      Market Value.......      --               $  33,274
    American Funds
     Growth-Income Fund
      Shares 33,526
      Cost $1,024,521
      Market Value.......      --                --
    American Funds Growth
     Fund
      Shares 13,324
      Cost $657,459
      Market Value.......      --                --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 30,393
      Cost $45,749
      Market Value.......      --                --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 87,064
      Cost $41,755
      Market Value.......      --                --
  Due from Hartford Life
   Insurance Company.....      --                --
  Receivable from fund
   shares sold...........      --                --
  Other assets...........      --                --
                             ---------          ---------
  Total Assets...........       66,245             33,274
                             ---------          ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                --
  Payable for fund shares
   purchased.............      --                --
  Other liabilities......      --                --
                             ---------          ---------
  Total Liabilities......      --                --
                             ---------          ---------
  Net Assets (variable
   life contract
   liabilities)..........    $  66,245          $  33,274
                             =========          =========
  Units Owned by
   Participants..........       79,737             38,235
  Unit Values............    $0.830793          $0.870271

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 4,951
      Cost $73,046
      Market Value.......       --             --              --               --
    American Funds Global
     Small Capitalization
     Fund
      Shares 2,898
      Cost $35,403
      Market Value.......       --             --              --               --
    American Funds
     Growth-Income Fund
      Shares 33,526
      Cost $1,024,521
      Market Value.......    $1,058,763        --              --               --
    American Funds Growth
     Fund
      Shares 13,324
      Cost $657,459
      Market Value.......       --           $ 587,316         --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 30,393
      Cost $45,749
      Market Value.......       --             --            $  43,856          --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 87,064
      Cost $41,755
      Market Value.......       --             --              --              $  42,812
  Due from Hartford Life
   Insurance Company.....         3,652          3,652         --               --
  Receivable from fund
   shares sold...........       --             --              --               --
  Other assets...........       --                   2         --               --
                             ----------      ---------       ---------         ---------
  Total Assets...........     1,062,415        590,970          43,856            42,812
                             ----------      ---------       ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --              --               --
  Payable for fund shares
   purchased.............         3,652          3,652         --               --
  Other liabilities......             3        --              --               --
                             ----------      ---------       ---------         ---------
  Total Liabilities......         3,655          3,652         --               --
                             ----------      ---------       ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........    $1,058,760      $ 587,318       $  43,856         $  42,812
                             ==========      =========       =========         =========
  Units Owned by
   Participants..........     1,055,572        741,450          51,695            58,077
  Unit Values............    $ 1.003020      $0.792121       $0.848373         $0.737165

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             HARTFORD
                             HARTFORD     STOCK HLS FUND
                           BOND HLS FUND   SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $281,539      $   147,554
                             --------      -----------
CAPITAL GAINS INCOME.....      --            1,581,433
                             --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      69,178         (373,487)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     136,768       (4,311,174)
                             --------      -----------
    Net gain (loss) on
     investments.........     205,946       (4,684,661)
                             --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $487,485      $(2,955,674)
                             ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............    $238,215       $   345,738          $   163,968             $17,032         $   159,907
                             --------       -----------          -----------             -------         -----------
CAPITAL GAINS INCOME.....          70           592,419            7,140,983            --                   323,985
                             --------       -----------          -----------             -------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               (12,042)             (76,260)             (1,085)            (19,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,496,180)          (9,118,917)              7,861          (2,970,997)
                             --------       -----------          -----------             -------         -----------
    Net gain (loss) on
     investments.........      --            (1,508,222)          (9,195,177)              6,776          (2,990,779)
                             --------       -----------          -----------             -------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $238,285       $  (570,065)         $(1,890,226)            $23,808         $(2,506,887)
                             ========       ===========          ===========             =======         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $     6,292          $  169,383
                                -----------          ----------
CAPITAL GAINS INCOME.....           702,000             681,856
                                -----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (5,439)               (849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,810,718)         (1,259,624)
                                -----------          ----------
    Net gain (loss) on
     investments.........        (1,816,157)         (1,260,473)
                                -----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,107,865)         $ (409,234)
                                ===========          ==========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $    706
                              --------          --------
CAPITAL GAINS INCOME.....       13,273             3,579
                              --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (10,422)              (51)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (29,072)           (4,691)
                              --------          --------
  Net gain (loss) on
   investments...........      (39,494)           (4,742)
                              --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $(26,221)         $   (457)
                              ========          ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $  --        $   167,381    $  190,472      $  85,662
                             ---------     ---------    -----------    ----------      ---------
CAPITAL GAINS INCOME.....      126,969       211,021        470,262       301,069         32,123
                             ---------     ---------    -----------    ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,822       (30,136)       (12,953)     (106,612)       (10,936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (333,664)     (206,195)    (1,134,775)   (1,257,912)      (197,771)
                             ---------     ---------    -----------    ----------      ---------
  Net gain (loss) on
   investments...........     (325,842)     (236,331)    (1,147,728)   (1,364,524)      (208,707)
                             ---------     ---------    -----------    ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $(198,873)    $ (25,310)   $  (510,085)   $ (872,983)     $ (90,922)
                             =========     =========    ===========    ==========      =========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $ 38,739
                            ---------     --------
CAPITAL GAINS INCOME.....      34,306       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,355)       1,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (66,974)     (19,467)
                            ---------     --------
  Net gain (loss) on
   investments...........     (69,329)     (17,835)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (35,023)    $ 20,904
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                               PUTNAM VT         PUTNAM VT       PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL       GROWTH AND    PUTNAM VT HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND    INCOME FUND    SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 2,853          $  44,641      $   --         $   267,825       $    162
                                -------          ---------      -----------    -----------       --------
CAPITAL GAINS INCOME.....       --                 420,469        1,542,549        186,960        --
                                -------          ---------      -----------    -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,060)           (10,374)         (35,517)       (30,855)        (3,477)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (2,188)          (814,440)      (3,790,685)    (1,483,793)       (74,104)
                                -------          ---------      -----------    -----------       --------
  Net gain (loss) on
   investments...........        (4,248)          (824,814)      (3,826,202)    (1,514,648)       (77,581)
                                -------          ---------      -----------    -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,395)         $(359,704)     $(2,283,653)   $(1,059,863)      $(77,419)
                                =======          =========      ===========    ===========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $410,042       $161,055
                              --------       --------
CAPITAL GAINS INCOME.....      --              --
                              --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............       (4,889)         9,465
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (299,224)         6,967
                              --------       --------
Net gain (loss) on
 investments.............     (304,113)        16,432
                              --------       --------
Net increase (decrease)
 in net assets resulting
 from operations.........     $105,929       $177,487
                              ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                             PUTNAM VT         PUTNAM VT              PUTNAM VT
                           INTERNATIONAL  INTERNATIONAL GROWTH      INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND     AND INCOME FUND     NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------------  ----------------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $   8,847          $  1,082              -$-                 $     479          $11,179
                             ---------          --------               --------           ---------          -------
CAPITAL GAINS INCOME.....      276,958             5,921              --                    --               --
                             ---------          --------               --------           ---------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............       (8,798)              202                (59,405)            (31,334)         --
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (839,989)          (35,423)                (3,379)           (124,682)         --
                             ---------          --------               --------           ---------          -------
Net gain (loss) on
 investments.............     (848,787)          (35,221)               (62,784)           (156,016)         --
                             ---------          --------               --------           ---------          -------
Net increase (decrease)
 in net assets resulting
 from operations.........    $(562,982)         $(28,218)              $(62,784)          $(155,537)         $11,179
                             =========          ========               ========           =========          =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT NEW       PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  --               $  8,869
                              -----------         --------
CAPITAL GAINS INCOME.....       1,853,053           23,862
                              -----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (12,846)         (27,540)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,577,872)             620
                              -----------         --------
  Net gain (loss) on
   investments...........      (5,590,718)         (26,920)
                              -----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $(3,737,665)        $  5,811
                              ===========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                PUTNAM VT           PUTNAM VT
                                  OTC &             UTILITIES       PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND   GROWTH-INCOME    VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       FUND SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............       $--                 $  36,586       $  --       $    20,992
                                ---------           ---------       ---------   -----------
CAPITAL GAINS INCOME.....        --                    61,898          50,704     4,285,432
                                ---------           ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (26,238)            (22,777)        (15,609)       (2,997)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (212,583)           (379,412)       (222,417)   (9,126,573)
                                ---------           ---------       ---------   -----------
  Net gain (loss) on
   investments...........        (238,821)           (402,189)       (238,026)   (9,129,570)
                                ---------           ---------       ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $(238,821)          $(303,705)      $(187,322)  $(4,823,146)
                                =========           =========       =========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $     363          $     95
                             ---------          --------
CAPITAL GAINS INCOME.....        4,454               757
                             ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           61               147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,801)           (2,129)
                             ---------          --------
  Net gain (loss) on
   investments...........       (6,740)           (1,982)
                             ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $  (1,923)         $ (1,130)
                             =========          ========

** Amounts represent from
 inception, January 16,
 2001 to December 31,
 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 5,145        $   1,215      $       253       $ --
                              -------        ---------      -----------       ----------
CAPITAL GAINS INCOME.....      28,855           69,512              174         --
                              -------        ---------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         131              (56)             148           (5,350)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      34,241          (70,143)          (1,893)           1,057
                              -------        ---------      -----------       ----------
  Net gain (loss) on
   investments...........      34,372          (70,199)          (1,745)          (4,293)
                              -------        ---------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $68,372        $     528      $    (1,318)      $   (4,293)
                              =======        =========      ===========       ==========

** Amounts represent from
 inception, January 16,
 2001 to December 31,
 2001

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $  281,539     $   147,554
  Capital gains income...      --            1,581,433
  Net realized gain
   (loss) on security
   transactions..........       69,178        (373,487)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      136,768      (4,311,174)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      487,485      (2,955,674)
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      428,796       2,271,654
  Net transfers..........     (598,229)     (2,035,142)
  Surrenders for benefit
   payments and fees.....      (87,017)       (454,163)
  Net loan activity......      (30,030)         12,510
  Cost of insurance......     (318,098)     (1,059,685)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (604,578)     (1,264,826)
                            ----------     -----------
  Net increase (decrease)
   in net assets.........     (117,093)     (4,220,500)
NET ASSETS:
  Beginning of period....    6,449,961      22,608,337
                            ----------     -----------
  End of period..........   $6,332,868     $18,387,837
                            ==========     ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $    34,347    $   155,158
  Capital gains income...       --           2,572,715
  Net realized gain
   (loss) on security
   transactions..........        31,906          2,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       710,290     (4,335,178)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       776,543     (1,605,154)
                            -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       545,256      2,569,544
  Net transfers..........    (1,530,154)     1,621,873
  Surrenders for benefit
   payments and fees.....      (265,560)      (860,710)
  Net loan activity......         2,251        (10,400)
  Cost of insurance......      (218,109)      (823,320)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,466,316)     2,496,987
                            -----------    -----------
  Net increase (decrease)
   in net assets.........      (689,773)       891,833
NET ASSETS:
  Beginning of period....     7,139,734     21,716,504
                            -----------    -----------
  End of period..........   $ 6,449,961    $22,608,337
                            ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   238,215      $   345,738          $   163,968            $ 17,032         $   159,907
  Capital gains income...           70          592,419            7,140,983            --                   323,985
  Net realized gain
   (loss) on security
   transactions..........      --               (12,042)             (76,260)             (1,085)            (19,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,496,180)          (9,118,917)              7,861          (2,970,997)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      238,285         (570,065)          (1,890,226)             23,808          (2,506,887)
                           -----------      -----------          -----------            --------         -----------
UNIT TRANSACTIONS:
  Purchases..............    5,267,798        1,645,623            2,420,925              67,199           1,688,970
  Net transfers..........   (1,012,193)         370,026               32,437             265,959            (235,204)
  Surrenders for benefit
   payments and fees.....   (1,495,051)        (325,597)            (624,263)            (14,532)           (264,794)
  Net loan activity......      (91,776)         (27,795)            (138,349)                708             (25,529)
  Cost of insurance......     (346,828)        (932,267)          (1,491,162)            (31,003)           (831,419)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,321,950          729,990              199,588             288,331             332,024
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets.........    2,560,235          159,925           (1,690,638)            312,139          (2,174,863)
NET ASSETS:
  Beginning of period....    5,726,100       12,110,298           26,250,532             253,064          20,084,150
                           -----------      -----------          -----------            --------         -----------
  End of period..........  $ 8,286,335      $12,270,223          $24,559,894            $565,203         $17,909,287
                           ===========      ===========          ===========            ========         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $     6,292          $   169,383
  Capital gains income...           702,000              681,856
  Net realized gain
   (loss) on security
   transactions..........            (5,439)                (849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,810,718)          (1,259,624)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,107,865)            (409,234)
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           628,014            1,236,097
  Net transfers..........           163,106              783,468
  Surrenders for benefit
   payments and fees.....          (209,378)            (304,482)
  Net loan activity......            15,467              (16,845)
  Cost of insurance......          (239,024)            (597,682)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           358,185            1,100,556
                                -----------          -----------
  Net increase (decrease)
   in net assets.........          (749,680)             691,322
NET ASSETS:
  Beginning of period....         5,873,088           10,444,408
                                -----------          -----------
  End of period..........       $ 5,123,408          $11,135,730
                                ===========          ===========

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   310,109      $    98,496          $   170,082            $   1,561        $   163,897
  Capital gains income...         (139)       1,027,707            3,439,570             --                  211,235
  Net realized gain
   (loss) on security
   transactions..........      --                (3,546)              (8,388)              (4,206)           (25,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,210,074)            (723,181)              26,285         (2,468,015)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      309,970          (87,417)           2,878,083               23,640         (2,118,854)
                           -----------      -----------          -----------            ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............    7,019,278        1,818,004            2,481,301               79,670          1,749,807
  Net transfers..........   (5,978,679)         624,879            1,410,231             (157,282)          (758,915)
  Surrenders for benefit
   payments and fees.....     (229,083)        (314,649)          (1,059,649)             (13,722)          (472,619)
  Net loan activity......         (298)          10,965              (14,668)                (666)            (8,294)
  Cost of insurance......     (403,530)        (657,609)          (1,045,856)             (12,124)          (635,768)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      407,688        1,481,590            1,771,359             (104,124)          (125,789)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets.........      717,658        1,394,173            4,649,442              (80,484)        (2,244,643)
NET ASSETS:
  Beginning of period....    5,008,442       10,716,125           21,601,090              333,548         22,328,793
                           -----------      -----------          -----------            ---------        -----------
  End of period..........  $ 5,726,100      $12,110,298          $26,250,532            $ 253,064        $20,084,150
                           ===========      ===========          ===========            =========        ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $    84,462          $   162,700
  Capital gains income...           600,005              897,780
  Net realized gain
   (loss) on security
   transactions..........             2,898               10,536
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,687,821)             (39,204)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,000,456)           1,031,812
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           613,043            1,232,429
  Net transfers..........         1,066,324              (73,158)
  Surrenders for benefit
   payments and fees.....          (249,993)            (450,644)
  Net loan activity......            (9,212)             (15,577)
  Cost of insurance......          (191,647)            (411,057)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,228,515              281,993
                                -----------          -----------
  Net increase (decrease)
   in net assets.........           228,059            1,313,805
NET ASSETS:
  Beginning of period....         5,645,029            9,130,603
                                -----------          -----------
  End of period..........       $ 5,873,088          $10,444,408
                                ===========          ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $  389,916     $   148,629
  Capital gains income...       27,919       1,376,125
  Net realized gain
   (loss) on security
   transactions..........         (217)         (1,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (528,300)      1,855,342
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (110,682)      3,379,059
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      906,756       2,808,097
  Net transfers..........    3,046,307         985,523
  Surrenders for benefit
   payments and fees.....      (72,647)       (408,643)
  Net loan activity......         (580)        113,577
  Cost of insurance......     (178,194)       (730,808)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,701,642       2,767,746
                            ----------     -----------
  Net increase (decrease)
   in net assets.........    3,590,960       6,146,805
NET ASSETS:
  Beginning of period....    3,548,774      15,569,699
                            ----------     -----------
  End of period..........   $7,139,734     $21,716,504
                            ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   270,522      $   223,535          $    64,817            $ 18,656         $   204,111
  Capital gains income...          138          710,073              982,513            --                   242,973
  Net realized gain
   (loss) on security
   transactions..........      --                (2,197)              46,004                (164)             (8,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                32,325            4,620,392             (14,413)          2,990,567
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      270,660          963,736            5,713,726               4,079           3,428,662
                           -----------      -----------          -----------            --------         -----------
UNIT TRANSACTIONS:
  Purchases..............    5,256,362        1,915,900            2,681,591             176,753           5,504,772
  Net transfers..........   (5,594,076)         635,438             (289,293)            (29,483)            842,727
  Surrenders for benefit
   payments and fees.....     (332,938)        (349,009)            (473,077)            (12,808)           (300,584)
  Net loan activity......       (1,129)           9,903               21,822            --                    37,126
  Cost of insurance......     (410,504)        (544,241)            (771,602)            (37,402)           (596,819)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,082,285)       1,667,991            1,169,441              97,060           5,487,222
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets.........     (811,625)       2,631,727            6,883,167             101,139           8,915,884
NET ASSETS:
  Beginning of period....    5,820,067        8,084,398           14,717,923             232,409          13,412,909
                           -----------      -----------          -----------            --------         -----------
  End of period..........  $ 5,008,442      $10,716,125          $21,601,090            $333,548         $22,328,793
                           ===========      ===========          ===========            ========         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $    54,978          $  147,722
  Capital gains income...         --                    342,313
  Net realized gain
   (loss) on security
   transactions..........           237,802              32,258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         1,473,851             (30,149)
                                -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,766,631             492,144
                                -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............           677,267           1,433,200
  Net transfers..........        (1,859,466)           (565,534)
  Surrenders for benefit
   payments and fees.....          (121,807)           (285,404)
  Net loan activity......            26,015              26,838
  Cost of insurance......          (219,619)           (453,821)
                                -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,497,610)            155,279
                                -----------          ----------
  Net increase (decrease)
   in net assets.........           269,021             647,423
NET ASSETS:
  Beginning of period....         5,376,008           8,483,180
                                -----------          ----------
  End of period..........       $ 5,645,029          $9,130,603
                                ===========          ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $--                $   706
  Capital gains income...       13,273             3,579
  Net realized gain
   (loss) on security
   transactions..........      (10,422)              (51)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (29,072)           (4,691)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (26,221)             (457)
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............       78,934               690
  Net transfers..........      (89,370)           99,867
  Surrenders for benefit
   payments and fees.....       (9,841)           (3,981)
  Net loan activity......      --                --
  Cost of insurance......      (22,916)           (3,212)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (43,193)           93,364
                              --------           -------
  Net increase (decrease)
   in net assets.........      (69,414)           92,907
NET ASSETS:
  Beginning of period....      354,942             3,613
                              --------           -------
  End of period..........     $285,528           $96,520
                              ========           =======

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $  1,293           $   206
  Capital gains income...        5,566               222
  Net realized gain
   (loss) on security
   transactions..........       (1,217)               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (26,842)             (657)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (21,200)             (232)
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............       44,486               690
  Net transfers..........      202,157             1,927
  Surrenders for benefit
   payments and fees.....      (25,759)             (595)
  Net loan activity......      --                --
  Cost of insurance......      (13,289)              (61)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      207,595             1,961
                              --------           -------
  Net increase (decrease)
   in net assets.........      186,395             1,729
NET ASSETS:
  Beginning of period....      168,547             1,884
                              --------           -------
  End of period..........     $354,942           $ 3,613
                              ========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   167,381   $   190,472      $   85,662
  Capital gains income...      126,969       211,021        470,262       301,069          32,123
  Net realized gain
   (loss) on security
   transactions..........        7,822       (30,136)       (12,953)     (106,612)        (10,936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (333,664)     (206,195)    (1,134,775)   (1,257,912)       (197,771)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (198,873)      (25,310)      (510,085)     (872,983)        (90,922)
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      222,728       303,834        912,114       280,246         205,859
  Net transfers..........    1,149,609       565,235         (2,135)     (419,018)        (21,468)
  Surrenders for benefit
   payments and fees.....      (45,023)      (47,335)      (217,064)      (25,510)        (22,185)
  Net loan activity......         (606)         (148)       (58,992)          (18)        (28,411)
  Cost of insurance......     (104,839)     (124,609)      (541,592)     (149,065)       (139,404)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,221,869       696,977         92,331      (313,365)         (5,609)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........    1,022,996       671,667       (417,754)   (1,186,348)        (96,531)
NET ASSETS:
  Beginning of period....      935,213     1,570,205     10,159,735     4,082,489       2,066,124
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $1,958,209    $2,241,872    $ 9,741,981   $ 2,896,141      $1,969,593
                            ==========    ==========    ===========   ===========      ==========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   181,507   $    66,972      $   62,391
  Capital gains income...      126,600        38,846        683,816       421,740         146,990
  Net realized gain
   (loss) on security
   transactions..........      (15,316)       (9,865)      (197,652)       (6,944)          1,366
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (275,921)       65,763        (55,046)   (1,443,524)       (292,009)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (164,637)       94,744        612,625      (961,756)        (81,262)
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      152,166        84,546      1,040,799       322,505         322,188
  Net transfers..........      350,709     1,254,072     (1,659,434)      200,081          14,524
  Surrenders for benefit
   payments and fees.....     (112,241)      (84,809)      (310,553)     (201,591)        (38,620)
  Net loan activity......      --             --            (11,350)            6        --
  Cost of insurance......      (62,319)      (49,674)      (349,593)     (120,986)        (95,632)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      328,315     1,204,135     (1,290,131)      200,015         202,460
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........      163,678     1,298,879       (677,506)     (761,741)        121,198
NET ASSETS:
  Beginning of period....      771,535       271,326     10,837,241     4,844,230       1,944,926
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $  935,213    $1,570,205    $10,159,735   $ 4,082,489      $2,066,124
                            ==========    ==========    ===========   ===========      ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $    462           $    55
  Capital gains income...        1,064           --
  Net realized gain
   (loss) on security
   transactions..........           51                90
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       19,702               303
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       21,279               448
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............        8,474           --
  Net transfers..........      143,243             2,134
  Surrenders for benefit
   payments and fees.....       (3,898)           (1,686)
  Net loan activity......      --                --
  Cost of insurance......       (2,157)              (19)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      145,662               429
                              --------           -------
  Net increase (decrease)
   in net assets.........      166,941               877
NET ASSETS:
  Beginning of period....        1,606             1,007
                              --------           -------
  End of period..........     $168,547           $ 1,884
                              ========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................    $ --          $ --         $   135,354    $   55,675      $   49,346
  Capital gains income...         924        12,242         299,204        89,799          62,505
  Net realized gain
   (loss) on security
   transactions..........      (1,319)        2,552          (5,697)      163,510             110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     199,277        53,093         134,510     1,066,662          70,100
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     198,882        67,887         563,371     1,375,646         182,061
                             --------      --------     -----------    ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     130,785        26,831       1,305,399       434,002         397,109
  Net transfers..........     407,361       190,145         669,108      (532,883)         51,243
  Surrenders for benefit
   payments and fees.....      (2,001)       (7,597)       (217,417)      (99,612)        (78,051)
  Net loan activity......      --            --              (1,401)       19,098        --
  Cost of insurance......     (20,448)       (7,044)       (400,372)     (113,429)        (80,468)
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     515,697       202,335       1,355,317      (292,824)        289,833
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets.........     714,579       270,222       1,918,688     1,082,822         471,894
NET ASSETS:
  Beginning of period....      56,956         1,104       8,918,553     3,761,408       1,473,032
                             --------      --------     -----------    ----------      ----------
  End of period..........    $771,535      $271,326     $10,837,241    $4,844,230      $1,944,926
                             ========      ========     ===========    ==========      ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --         $  38,739
  Capital gains income...      34,306        --
  Net realized gain
   (loss) on security
   transactions..........      (2,355)        1,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (66,974)      (19,467)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (35,023)       20,904
                            ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............      22,318       125,623
  Net transfers..........      (7,314)      124,584
  Surrenders for benefit
   payments and fees.....      (7,214)      (68,161)
  Net loan activity......      --             1,417
  Cost of insurance......      (7,352)      (54,000)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         438       129,463
                            ---------     ---------
  Net increase (decrease)
   in net assets.........     (34,585)      150,367
NET ASSETS:
  Beginning of period....     137,098       540,276
                            ---------     ---------
  End of period..........   $ 102,513     $ 690,643
                            =========     =========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  12,316     $  35,542
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (33,603)         (128)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (107,706)      (35,735)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (128,993)         (321)
                            ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............      18,491       131,828
  Net transfers..........      69,540        32,278
  Surrenders for benefit
   payments and fees.....      (5,583)      (14,576)
  Net loan activity......      --            (1,220)
  Cost of insurance......     (12,122)      (29,354)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      70,326       118,956
                            ---------     ---------
  Net increase (decrease)
   in net assets.........     (58,667)      118,635
NET ASSETS:
  Beginning of period....     195,765       421,641
                            ---------     ---------
  End of period..........   $ 137,098     $ 540,276
                            =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  2,853      $   44,641      $   --         $   267,825     $    162
  Capital gains income...     --             420,469        1,542,549        186,960       --
  Net realized gain
   (loss) on security
   transactions..........     (2,060)        (10,374)         (35,517)       (30,855)      (3,477)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,188)       (814,440)      (3,790,685)    (1,483,793)     (74,104)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,395)       (359,704)      (2,283,653)    (1,059,863)     (77,419)
                            --------      ----------      -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     28,072         223,326          953,082      2,192,327       77,573
  Net transfers..........     73,025        (305,607)        (436,174)       (93,757)      35,780
  Surrenders for benefit
   payments and fees.....     (1,475)        (67,688)        (221,230)      (490,497)      (5,301)
  Net loan activity......     --             --               (31,515)       (12,190)         (85)
  Cost of insurance......    (16,137)       (158,161)        (330,611)    (1,056,471)     (28,319)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     83,485        (308,130)         (66,448)       539,412       79,648
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     82,090        (667,834)      (2,350,101)      (520,451)       2,229
NET ASSETS:
  Beginning of period....     94,816       4,241,967        7,535,523     16,476,857      388,461
                            --------      ----------      -----------    -----------     --------
  End of period..........   $176,906      $3,574,133      $ 5,185,422    $15,956,406     $390,690
                            ========      ==========      ===========    ===========     ========

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ --          $   70,991      $    75,911    $   239,607     $ --
  Capital gains income...     --             370,753        1,891,825      1,128,130       --
  Net realized gain
   (loss) on security
   transactions..........         92          (3,036)        (348,565)        10,016           53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,758        (647,218)      (5,080,721)      (119,963)      52,581
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      7,850        (208,510)      (3,461,550)     1,257,790       52,634
                            --------      ----------      -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     18,766         284,137        1,176,901      2,303,015       28,456
  Net transfers..........     55,547         217,491       (1,447,614)     1,520,204      248,296
  Surrenders for benefit
   payments and fees.....    (28,878)        (70,517)        (508,952)      (424,686)     (12,493)
  Net loan activity......     --                  (6)          (1,681)       (14,544)        (164)
  Cost of insurance......     (2,081)       (120,807)        (374,921)      (680,500)      (6,843)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     43,354         310,298       (1,156,267)     2,703,489      257,252
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     51,204         101,788       (4,617,817)     3,961,279      309,886
NET ASSETS:
  Beginning of period....     43,612       4,140,179       12,153,340     12,515,578       78,575
                            --------      ----------      -----------    -----------     --------
  End of period..........   $ 94,816      $4,241,967      $ 7,535,523    $16,476,857     $388,461
                            ========      ==========      ===========    ===========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --         $ 22,458
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         449           48
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      54,681      (15,631)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      55,130        6,875
                             --------     --------
UNIT TRANSACTIONS:
  Purchases..............      24,427      179,265
  Net transfers..........     118,773      (49,985)
  Surrenders for benefit
   payments and fees.....      (2,565)     (16,582)
  Net loan activity......      --           --
  Cost of insurance......      (1,069)     (22,843)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     139,566       89,855
                             --------     --------
  Net increase (decrease)
   in net assets.........     194,696       96,730
NET ASSETS:
  Beginning of period....       1,069      324,911
                             --------     --------
  End of period..........    $195,765     $421,641
                             ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  1,001      $   71,013      $    29,989    $   168,362      $   125
  Capital gains income...         41         199,267          624,480        840,162       --
  Net realized gain
   (loss) on security
   transactions..........          2           2,237           10,150        (33,683)        (382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,442)        161,213        4,049,316       (833,418)      (3,071)
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (398)        433,730        4,713,935        141,423       (3,328)
                            --------      ----------      -----------    -----------      -------
UNIT TRANSACTIONS:
  Purchases..............     11,255         314,949        1,301,509      2,424,542        9,089
  Net transfers..........     21,592         (39,079)        (121,599)      (363,554)      10,606
  Surrenders for benefit
   payments and fees.....     (2,658)        (56,245)        (286,077)      (378,131)      (2,828)
  Net loan activity......     --                 (14)          (1,865)       (24,549)      (8,505)
  Cost of insurance......       (423)       (105,067)        (322,725)      (620,162)      (1,870)
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     29,766         114,544          569,243      1,038,146        6,492
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets.........     29,368         548,274        5,283,178      1,179,569        3,164
NET ASSETS:
  Beginning of period....     14,244       3,591,905        6,870,162     11,336,009       75,411
                            --------      ----------      -----------    -----------      -------
  End of period..........   $ 43,612      $4,140,179      $12,153,340    $12,515,578      $78,575
                            ========      ==========      ===========    ===========      =======

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  410,042     $  161,055
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (4,889)         9,465
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (299,224)         6,967
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       105,929        177,487
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       457,963        272,568
  Net transfers..........      (193,914)      (205,690)
  Surrenders for benefit
   payments and fees.....       (58,739)      (147,306)
  Net loan activity......           163         37,369
  Cost of insurance......      (177,187)      (154,361)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        28,286       (197,420)
                             ----------     ----------
  Net increase (decrease)
   in net assets.........       134,215        (19,933)
NET ASSETS:
  Beginning of period....     2,826,856      2,241,509
                             ----------     ----------
  End of period..........    $2,961,071     $2,221,576
                             ==========     ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  460,172     $  154,348
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........      (100,745)        (5,979)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (662,654)        25,462
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (303,227)       173,831
                             ----------     ----------
UNIT TRANSACTIONS:
Purchases................       522,343        335,886
Net transfers............      (947,200)      (295,207)
Surrenders for benefit
 payments and fees.......      (112,863)      (186,784)
Net loan activity........          (573)        (3,914)
Cost of insurance........      (143,551)      (107,908)
                             ----------     ----------
Net increase (decrease)
 in net assets resulting
 from unit
 transactions............      (681,844)      (257,927)
                             ----------     ----------
Net increase (decrease)
 in net assets...........      (985,071)       (84,096)
NET ASSETS:
  Beginning of period....     3,811,927      2,325,605
                             ----------     ----------
  End of period..........    $2,826,856     $2,241,509
                             ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $    8,847      $  1,082           $                   $    479         $ 11,179
  Capital gains income...       276,958         5,921          --                    --               --
  Net realized gain
   (loss) on security
   transactions..........        (8,798)          202            (59,405)            (31,334)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (839,989)      (35,423)            (3,379)           (124,682)         --
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (562,982)      (28,218)           (62,784)           (155,537)          11,179
                             ----------      --------           --------            --------         --------
UNIT TRANSACTIONS:
  Purchases..............       230,296        28,742             48,991             105,873          142,979
  Net transfers..........       868,237       115,388            (79,783)            (65,764)         330,497
  Surrenders for benefit
   payments and fees.....       (51,545)       (2,974)            (8,510)             (9,236)         (29,578)
  Net loan activity......          (796)      --               --                        (61)             940
  Cost of insurance......      (106,475)      (11,795)           (19,321)            (29,902)         (22,191)
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       939,717       129,361            (58,623)                910          422,647
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets.........       376,735       101,143           (121,407)           (154,627)         433,826
NET ASSETS:
  Beginning of period....     2,181,304        88,583            238,008             619,731          244,526
                             ----------      --------           --------            --------         --------
  End of period..........    $2,558,039      $189,726           $116,601            $465,104         $678,352
                             ==========      ========           ========            ========         ========

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   11,179      $  3,053           $    145            $--              $ 13,213
  Capital gains income...        48,486         6,693             13,573             --               --
  Net realized gain
   (loss) on security
   transactions..........          (393)       (1,306)               (88)              3,255          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (103,070)       (7,666)          (163,175)           (136,869)         --
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (43,798)          774           (149,545)           (133,614)          13,213
                             ----------      --------           --------            --------         --------
UNIT TRANSACTIONS:
Purchases................        70,579        16,105             45,217              73,088          187,154
Net transfers............     1,766,746        53,626            280,889              32,364         (273,922)
Surrenders for benefit
 payments and fees.......       (24,953)       (2,526)           (27,974)            (14,655)          (5,060)
Net loan activity........        (2,047)      --               --                       (146)         --
Cost of insurance........       (33,275)       (5,384)           (16,701)            (29,734)          (9,189)
                             ----------      --------           --------            --------         --------
Net increase (decrease)
 in net assets resulting
 from unit
 transactions............     1,777,050        61,821            281,431              60,917         (101,017)
                             ----------      --------           --------            --------         --------
Net increase (decrease)
 in net assets...........     1,733,252        62,595            131,886             (72,697)         (87,804)
NET ASSETS:
  Beginning of period....       448,052        25,988            106,122             692,428          332,330
                             ----------      --------           --------            --------         --------
  End of period..........    $2,181,304      $ 88,583           $238,008            $619,731         $244,526
                             ==========      ========           ========            ========         ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  241,157      $  141,863
  Capital gains income...       --               42,324
  Net realized gain
   (loss) on security
   transactions..........         1,475         (12,893)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (96,976)       (221,917)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       145,656         (50,623)
UNIT TRANSACTIONS:
  Purchases..............       723,890         463,993
  Net transfers..........     1,056,399        (441,576)
  Surrenders for benefit
   payments and fees.....       (80,333)        (43,311)
  Net loan activity......           (93)         66,816
  Cost of insurance......      (124,382)       (179,232)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,575,481        (133,310)
  Net increase (decrease)
   in net assets.........     1,721,137        (183,933)
NET ASSETS:
  Beginning of period....     2,090,790       2,509,538
                             ----------      ----------
  End of period..........    $3,811,927      $2,325,605
                             ==========      ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account. Change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................     $--            $--                $      1            $--              $  16,902
  Capital gains income...      --             --               --                    --               --
  Net realized gain
   (loss) on security
   transactions..........          254         2,632                  57                 (78)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      146,577          (715)             12,844             140,714          --
                              --------       -------            --------            --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      146,831         1,917              12,902             140,636            16,902
UNIT TRANSACTIONS:
  Purchases..............       17,892         9,252               4,815              28,819           235,220
  Net transfers..........      293,024        (8,372)             81,822             428,229          (283,112)
  Surrenders for benefit
   payments and fees.....       (5,128)       (1,616)              3,487              (6,953)           (7,691)
  Net loan activity......       (1,909)       --               --                     (8,548)         --
  Cost of insurance......       (8,009)         (928)               (480)            (12,574)          (17,144)
                              --------       -------            --------            --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      295,870        (1,664)             89,644             428,973           (72,727)
  Net increase (decrease)
   in net assets.........      442,701           253             102,546             569,609           (55,825)
NET ASSETS:
  Beginning of period....        5,351        25,735               3,576             122,819           388,155
                              --------       -------            --------            --------         ---------
  End of period..........     $448,052       $25,988            $106,122            $692,428         $ 332,330
                              ========       =======            ========            ========         =========

  * Formerly Putnam U.S. Government and High Quality Sub-Account. Change effective on April 9, 1999.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $    8,869
  Capital gains income...        1,853,053           23,862
  Net realized gain
   (loss) on security
   transactions..........          (12,846)         (27,540)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,577,872)             620
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,737,665)           5,811
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,372,198           88,139
  Net transfers..........         (957,989)         470,330
  Surrenders for benefit
   payments and fees.....         (329,915)          (6,115)
  Net loan activity......          (72,260)         (18,931)
  Cost of insurance......         (539,614)         (66,307)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (527,580)         467,116
                              ------------       ----------
  Net increase (decrease)
   in net assets.........       (4,265,245)         472,927
NET ASSETS:
  Beginning of period....       12,545,020          783,084
                              ------------       ----------
  End of period..........     $  8,279,775       $1,256,011
                              ============       ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $    4,289
  Capital gains income...        1,304,356           15,191
  Net realized gain
   (loss) on security
   transactions..........           (5,644)             122
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,718,400)          84,229
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,419,688)         103,831
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,443,937           31,676
  Net transfers..........          534,093          400,464
  Surrenders for benefit
   payments and fees.....         (676,274)          (7,528)
  Net loan activity......            7,442          --
  Cost of insurance......         (597,241)         (18,091)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          711,957          406,521
                              ------------       ----------
  Net increase (decrease)
   in net assets.........       (3,707,731)         510,352
NET ASSETS:
  Beginning of period....       16,252,751          272,732
                              ------------       ----------
  End of period..........     $ 12,545,020       $  783,084
                              ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   36,586    $  --       $    20,992
  Capital gains income...        --                  61,898       50,704     4,285,432
  Net realized gain
   (loss) on security
   transactions..........         (26,238)          (22,777)     (15,609)       (2,997)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (212,583)         (379,412)    (222,417)   (9,126,573)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (238,821)         (303,705)    (187,322)   (4,823,146)
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............         131,057           163,414      101,862     2,059,357
  Net transfers..........          52,087            13,871      (34,531)     (438,199)
  Surrenders for benefit
   payments and fees.....         (11,404)          (71,523)      (5,981)     (590,193)
  Net loan activity......        --                  --           --          (134,790)
  Cost of insurance......         (29,897)          (95,233)     (32,358)     (966,231)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         141,843            10,529       28,992       (70,056)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         (96,978)         (293,176)    (158,330)   (4,893,202)
NET ASSETS:
  Beginning of period....         461,527         1,296,310      544,131    21,733,704
                                ---------        ----------    ---------   -----------
  End of period..........       $ 364,549        $1,003,134    $ 385,801   $16,840,502
                                =========        ==========    =========   ===========

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   40,997    $  --       $     7,767
  Capital gains income...           6,665            72,373        1,850     3,295,557
  Net realized gain
   (loss) on security
   transactions..........         (16,649)             (672)     (16,180)      (84,355)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (503,268)           82,510     (112,581)   (7,526,532)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (513,252)          195,208     (126,911)   (4,307,563)
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............          81,677           181,085       59,250     2,325,120
  Net transfers..........         680,993          (172,811)     668,213       (11,643)
  Surrenders for benefit
   payments and fees.....         (18,428)          (42,892)     (74,260)     (795,722)
  Net loan activity......        --                      (5)      --           (16,600)
  Cost of insurance......         (25,379)          (60,856)     (12,529)     (872,513)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         718,863           (95,479)     640,674       628,642
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         205,611            99,729      513,763    (3,678,921)
NET ASSETS:
  Beginning of period....         255,916         1,196,581       30,368    25,412,625
                                ---------        ----------    ---------   -----------
  End of period..........       $ 461,527        $1,296,310    $ 544,131   $21,733,704
                                =========        ==========    =========   ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $  --
  Capital gains income...          127,960               48
  Net realized gain
   (loss) on security
   transactions..........            8,119              (50)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,351,649             (997)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,487,728             (999)
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,631,913           25,445
  Net transfers..........           83,908          250,987
  Surrenders for benefit
   payments and fees.....         (332,858)          (2,892)
  Net loan activity......          (57,806)
  Cost of insurance......         (446,062)          (2,735)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          879,095          270,805
                              ------------       ----------
  Net increase (decrease)
   in net assets.........        7,366,823          269,806
NET ASSETS:
  Beginning of period....        8,885,928            2,926
                              ------------       ----------
  End of period..........     $ 16,252,751       $  272,732
                              ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   29,351    $  --       $    16,812
  Capital gains income...             669            30,824        2,322     1,348,226
  Net realized gain
   (loss) on security
   transactions..........           3,794            (1,167)         242       (36,877)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          85,875           (67,896)       4,571     7,727,928
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          90,338            (8,888)       7,135     9,056,089
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............           1,058           233,952        6,440     2,360,763
  Net transfers..........         153,855            26,751       13,830       672,345
  Surrenders for benefit
   payments and fees.....          (3,558)          (27,357)      (2,301)     (442,195)
  Net loan activity......        --                     (14)                   (45,856)
  Cost of insurance......          (1,247)          (58,839)         (96)     (639,283)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         150,108           174,493       17,873     1,905,774
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         240,446           165,605       25,008    10,961,863
NET ASSETS:
  Beginning of period....          15,470         1,030,976        5,360    14,450,762
                                ---------        ----------    ---------   -----------
  End of period..........       $ 255,916        $1,196,581    $  30,368   $25,412,625
                                =========        ==========    =========   ===========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
OPERATIONS:
  Net investment
   income................   $        363       $       95
  Capital gains income...          4,454              757
  Net realized gain
   (loss) on security
   transactions..........             61              147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (6,801)          (2,129)
                            ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (1,923)          (1,130)
                            ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............         15,723         --
  Net transfers..........         56,049           36,022
  Surrenders for benefit
   payments and fees.....            (79)             (18)
  Net loan activity......       --                   (687)
  Cost of insurance......         (3,525)            (913)
                            ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         68,168           34,404
                            ------------       ----------
  Net increase (decrease)
   in net assets.........         66,245           33,274
NET ASSETS:
  Beginning of period....       --               --
                            ------------       ----------
  End of period..........   $     66,245       $   33,274
                            ============       ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $    5,145      $    1,215      $     253        $  --
  Capital gains income...        28,855          69,512            174           --
  Net realized gain
   (loss) on security
   transactions..........           131             (56)           148             (5,350)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        34,241         (70,143)        (1,893)             1,057
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        68,372             528         (1,318)            (4,293)
                             ----------      ----------      ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............        45,800          56,934          4,431           --
  Net transfers..........       978,536         559,528         42,799             48,520
  Surrenders for benefit
   payments and fees.....        (2,719)         (1,019)             1               (418)
  Net loan activity......          (493)         (1,828)        (1,000)          --
  Cost of insurance......       (30,736)        (26,825)        (1,057)              (997)
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       990,388         586,790         45,174             47,105
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets.........     1,058,760         587,318         43,856             42,812
NET ASSETS:
  Beginning of period....       --              --             --                --
                             ----------      ----------      ---------        -----------
  End of period..........    $1,058,760      $  587,318      $  43,856        $    42,812
                             ==========      ==========      =========        ===========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-48 ____________________________________

 4.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
HL Separate Account VL II
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   3,575,248    1.771309     6,332,868      --        4.71%        8.68%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   5,996,456    3.066451    18,387,837      --        0.72%      (12.23)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
        Hartford Money
         Market HLS
         Fund, Inc.
    2001 Lowest contract
     charges.............   5,496,718    1.507506     8,286,335      --        3.60%        3.87%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   4,830,074    2.540380    12,270,223      --        2.86%       (4.64)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   6,874,573    3.572570    24,559,894      --        0.64%       (6.94)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     326,119    1.733120       565,203      --        4.17%        7.50%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   6,296,682    2.844242    17,909,287      --        0.86%      (12.31)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   3,200,254    1.600938     5,123,408      --        0.12%      (18.73)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............   4,268,131    2.609041    11,135,730      --        1.58%       (4.04)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............     234,620    1.216983       285,528      --       --           (8.02)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      88,865    1.086141        96,520      --        1.15%       (6.25)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............   1,484,164    1.319402     1,958,209      --       --          (14.92)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   1,106,917    2.025330     2,241,872      --       --           (3.62)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP
   Equity-Income
   Portfolio
    2001 Lowest contract
     charges.............   4,538,187    2.146668     9,741,981      --        1.68%       (4.96)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP Overseas
   Portfolio
    2001 Lowest contract
     charges.............   2,082,364    1.390795     2,896,141      --        5.43%      (21.17)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP II Asset
   Manager Portfolio
    2001 Lowest contract
     charges.............   1,098,649    1.792741     1,969,593      --        4.21%       (4.09)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............      10,871    9.429624       102,513      --       --          (23.76)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............      51,117   13.510984       690,643      --        6.66%        3.82%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............      15,137   11.687147       176,906      --        1.36%        0.74%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............     176,366   20.265402     3,574,133      --        1.15%       (8.35)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............     269,345   19.251979     5,185,422      --       --          (29.66)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............     606,768   26.297364    15,956,406      --        1.66%       (6.16)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............      32,308   12.092641       390,690      --        0.05%      (19.53)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............     188,722   15.690083     2,961,071      --       13.56%        3.87%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............     132,824   16.725709     2,221,576      --        6.51%        7.53%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-50 ____________________________________

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............     226,490   11.294275     2,558,039      --        0.35%      (20.41)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............      19,389    9.785153       189,726      --        0.69%      (20.67)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............      13,413    8.693232       116,601      --       --          (28.52)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............      51,987    8.946510       465,104      --        0.10%      (24.61)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............     452,727    1.498367       678,352      --        3.34%        4.00%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT New
   Opportunities
    2001 Lowest contract
     charges.............     415,456   19.929373     8,279,775      --       --          (29.99)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............      93,014   13.503535     1,256,011      --        0.79%        3.61%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............      56,043    6.504819       364,549      --       --          (45.57)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Utilities
   Growth & Income Fund
    2001 Lowest contract
     charges.............      50,945   19.690377     1,003,134      --        3.11%      (22.15)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............      37,178   10.377065       385,801      --       --          (33.40)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............     567,866   29.655765    16,840,502      --       --          (22.24)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Global
   Growth Fund
    2001 Lowest contract
     charges.............      79,737    0.830793        66,245      --        0.91%      (16.92)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Global
   Small Capitalization
   Fund
    2001 Lowest contract
     charges.............      38,235    0.870271        33,274      --        0.60%      (12.97)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  American Funds
   Growth-Income Fund
    2001 Lowest contract
     charges.............   1,055,572    1.003020     1,058,760      --        1.24%        0.30%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Growth
   Fund
    2001 Lowest contract
     charges.............     741,450    0.792121       587,318      --        0.45%      (20.79)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      51,695    0.848373        43,856      --        1.11%      (15.16)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............      58,077    0.737165        42,812      --       --          (26.28)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation that would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-52 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

    (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

    (b)   Not Applicable.

    (c)   Principal Underwriting Agreement.(1)

    (d)   Form of Flexible Premium Variable Life Insurance Policy.(2)

    (e)   Form of Application for Flexible Premium Variable Life
          Insurance Policies.(1)

    (f)   Certificate of Incorporation of Hartford (3) and Bylaws of
          Hartford.(4)

    (g)   Form of Reinsurance Contract.(5)

    (h)   Form of Participation Agreement.(5)

    (i)   Not Applicable.

    (j)   Not Applicable.

    (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

    (l)   Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

    (m)   Not Applicable.

    (n)   Consent of Arthur Andersen LLP, Independent Public
          Accountants.

    (o)   No financial statement will be omitted.

    (p)   Not Applicable.

    (q) Memorandum describing transfer and redemption procedures.(1)

    (r)   Power of Attorney.

    (s)   Organizational Chart.(6)


--------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2)  Incorporated by reference to the Post-Effective Amendment
     No. 3 to  the Registration Statement on Form S-6, File No.
     33-89990, on February 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on
     February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Initial Filing of the Registration Statement on Form S-6, File No. 333-88261, on October 1, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable
                Life Separate Account A
              Hartford Life and Annuity Insurance Company -
                Separate Account VL I
              Hartford Life and Annuity Insurance Company -
                Separate Account VL II
              Hartford Life and Annuity Insurance Company -
                ICMG Registered Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                                    POSITIONS AND OFFICES
                   NAME                               WITH  UNDERWRITER
               David A. Carlson                 Vice President
               Timothy M. Fitch                 Senior Vice President & Actuary
               George R. Jay                    Controller
               Robert A. Kerzner                Executive Vice President, Director
               Joseph F. Mahoney                Vice President
               Thomas M. Marra                  President, Chief Executive Officer and
                                                      Chairman of the Board, Director
               Christine Hayer Repasy           Senior Vice President, General Counsel
                                                      and Corporate Secretary, Director
               John C. Walters                  Executive Vice President

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2002.

HARTFORD LIFE INSURANCE COMPANY - SEPARATE ACCOUNT VL II
 (Registrant)

 By: Thomas M. Marra                               *By: /s/ Marianne  O'Doherty
     ----------------------------------                 -----------------------
     Thomas M. Marra                                        Marianne O'Doherty
     President, Chief Executive Officer                     Attorney-In-Fact
     and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

 By: Thomas M. Marra
     ----------------------------------
     Thomas M. Marra
     President, Chief Executive Officer
     and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        *By: /s/ Marianne O'Doherty
     Director*                                          ----------------------
John C. Walters, Executive Vice President,                  Marianne O'Doherty
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: April 8, 2002
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-88261

                                   EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4     Power of Attorney.